As filed with the Securities and Exchange Commission on March 14, 2008
                       1933 Act Registration No. 002-85229
                       1940 Act Registration No. 811-03802

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ X ]
      Pre-Effective Amendment No.    ____  [   ]
      Post-Effective Amendment No.   _65_  [ X ]

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ X ]
      Amendment No.                  _66_  [ X ]

                        (Check appropriate box or boxes)

                           ___________________________

                          LEHMAN BROTHERS INCOME FUNDS
               (Exact Name of Registrant as Specified in Charter)
                          605 Third Avenue, 2[nd] Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 476-8800

                                Peter E. Sundman
           Chairman of the Board, Chief Executive Officer and Trustee
                          Lehman Brothers Income Funds
                          605 Third Avenue, 2[nd] Floor
                          New York, New York 10158-0180
                     (Name and Address of Agent for Service)

                                 With copies to:

                            Arthur C. Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                       ___________________________________

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

___  immediately upon filing pursuant to paragraph (b)
___  on _________________ pursuant to paragraph (b)
_X_  60 days after filing pursuant to paragraph (a)(1)
___  on pursuant to paragraph (a)(1)
___  75 days after filing pursuant to paragraph (a)(2)
___  on _________________ pursuant to paragraph (a)(2)

If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: Institutional Class Shares of Lehman Brothers High Income Bond Fund.

                          LEHMAN BROTHERS INCOME FUNDS
            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 65 ON FORM N-1A

This Post-Effective Amendment consists of the following papers and documents.


Cover Sheet

Contents of Post-Effective Amendment No. 65 on Form N-1A

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Pages

Exhibits







This filing relates to the Registration Statement of Institutional Class Shares of Lehman Brothers High Income Bond Fund, and is not intended to affect the registration of any other Class of Shares of Lehman Brothers High Income Bond Fund or any class of any other series of the Registrant.

                              Subject to Completion
                  Preliminary Prospectus Dated March 14, 2008
   The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the
Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.




                        LEHMAN BROTHERS
                        HIGH INCOME BOND FUND










                        INSTITUTIONAL CLASS SHARES




                        Prospectus May [13], 2008



                        LEHMAN BROTHERS ASSET MANAGEMENT



                        These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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                       CONTENTS

                       Lehman Brothers High Income Bond Fund..................2

                       YOUR INVESTMENT

                       Share Prices..........................................11

                       Privileges and Services...............................12


                       Distributions and Taxes...............................12


                       Maintaining Your Account..............................14


                       Buying Shares.........................................18


                       Selling Shares........................................19


                       Market Timing Policy..................................20


                       Portfolio Holdings Policy.............................20


                       Fund Structure........................................20



                       THIS FUND:
                        o is designed for investors seeking total return consistent with capital preservation

                        o carries certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

                        o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency.




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"Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc. (c)2008 Neuberger Berman Management Inc. All rights reserved.
(c)2008 Lehman Brothers Asset Management LLC. All rights reserved.

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LEHMAN BROTHERS HIGH INCOME BOND FUND                             Ticker Symbol:

Goal & Strategy

THE FUND SEEKS HIGH TOTAL RETURNS CONSISTENT WITH CAPITAL PRESERVATION.

To pursue this goal, the Fund normally invests primarily in a diversified portfolio of intermediate-term, U.S. dollar-denominated, high-yield corporate bonds (including those sometimes known as "junk bonds") rated at the time of investment "Baa1" or below by Moody's Investors Service, Inc. ("Moody's"), or "BBB+" or below by Standard & Poor's ("S&P"), or unrated bonds deemed by the Portfolio Managers to be of comparable quality.

The Fund normally expects to have a weighted averaged maturity between five and ten years. The Fund endeavors to manage credit risk and minimize interest rate risk through credit analysis, credit diversity and emphasis on intermediate-term maturities. The Fund intends to opportunistically rotate quality and sector exposures throughout the credit cycle, maintaining a higher quality bias during economic downturns and investing a portion of the Fund in lower rated issues during economic expansion. The Fund invests its assets in a broad range of issuers and industries.

Most of the bonds the Fund invests in are below investment grade and, under rating agency guidelines, involve a greater risk than investment grade bonds that the issuer will default in the timely payment of interest and principal or fail to comply with the other terms of the offering over a period of time. The Fund is suitable for investors who seek a total return in excess of the return typically offered by U.S. Treasury securities and who are comfortable with the risks associated with investing in a portfolio made up primarily of intermediate-term, U.S. dollar-denominated, high-yield corporate bonds of the credit quality in which the Fund invests.

HIGH-YIELD BONDS

"HIGH-YIELD BONDS" ARE FIXED INCOME SECURITIES RATED IN THE LOWEST INVESTMENT GRADE CATEGORY (BBB/ BAA) OR LOWER OR UNRATED BONDS DEEMED BY THE MANAGERS TO BE OF COMPARABLE QUALITY. THESE SECURITIES TYPICALLY OFFER INVESTORS HIGHER YIELDS THAN OTHER FIXED INCOME SECURITIES. THE HIGHER YIELDS ARE JUSTIFIED BY THE WEAKER CREDIT PROFILES OF HIGH-YIELD ISSUERS AS COMPARED TO INVESTMENT GRADE ISSUERS. HIGH-YIELD BONDS INCLUDE DEBT OBLIGATIONS OF ALL TYPES ISSUED BY U.S. AND NON-U.S. CORPORATE AND GOVERNMENTAL ISSUERS, INCLUDING BONDS, DEBENTURES AND NOTES, AND PREFERRED STOCKS THAT HAVE PRIORITY OVER ANY OTHER CLASS OF STOCK OF THE ISSUER AS TO THE DISTRIBUTION OF ASSETS OR THE PAYMENT OF DIVIDENDS. A HIGH-YIELD BOND ITSELF MAY BE CONVERTIBLE INTO OR EXCHANGEABLE FOR EQUITY SECURITIES, OR IT MAY CARRY WITH IT THE RIGHT TO ACQUIRE EQUITY SECURITIES EVIDENCED BY WARRANTS ATTACHED TO THE BOND OR ACQUIRED AS PART OF A UNIT WITH THE BOND.

THE FUND NORMALLY INVESTS AT LEAST 80% OF ITS NET ASSETS IN BONDS AND OTHER DEBT SECURITIES. THE FUND WILL NOT ALTER THIS POLICY WITHOUT PROVIDING SHAREHOLDERS AT LEAST 60 DAYS' ADVANCE NOTICE.

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DEBT SECURITIES

DEBT SECURITIES DIFFER IN THEIR INTEREST RATES AND MATURITIES, AMONG OTHER FACTORS. THE PORTFOLIO MANAGERS' EXPECTATIONS AS TO FUTURE CHANGES IN INTEREST RATES WILL INFLUENCE THE MATURITY OF THE DEBT SECURITIES COMPRISING THE FUND'S PORTFOLIO. FOR EXAMPLE, IF THE PORTFOLIO MANAGERS EXPECT INTEREST RATES TO RISE, THEY MAY INVEST MORE HEAVILY IN BONDS WITH SHORTER MATURITIES, WITH THE INTENTION OF BENEFITING THE FUND FROM PURCHASES OF LONGER-TERM BONDS AFTER RATES HAVE RISEN. CONVERSELY, IF THE PORTFOLIO MANAGERS EXPECT INTEREST RATES TO FALL, THEY MAY INVEST MORE HEAVILY IN BONDS WITH LONGER MATURITIES, WITH THE INTENTION OF TAKING ADVANTAGE OF THE HIGH RATES THEN AVAILABLE. UNDER NORMAL MARKET CONDITIONS, THE PORTFOLIO MANAGERS ANTICIPATE THAT THE FUND'S PORTFOLIO WILL HAVE A WEIGHTED AVERAGED MATURITY BETWEEN FIVE AND TEN YEARS.

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MAIN RISKS

Much of the Fund's performance depends on what happens in the high-yield bond market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on lower-rated bonds, the Fund is subject to their risks, including the risk its holdings may:

 o  fluctuate more widely in price and yield than investment-grade bonds

 o fall in price during times when the economy is weak or is expected to become weak

 o  be difficult to sell at the time and price the Fund desires

 o  require a greater degree of judgment to establish a price.


The value of the Fund's shares will fluctuate in response to:

 o changes in interest rates; although the link between interest rates and bond prices tends to be weaker with lower-rated bonds than with investment-grade bonds, generally when interest rates decline, the value of the Fund's investments will rise; conversely, when interest rates rise, the value of the Fund's investments will decline; as a general matter, the longer the maturity of the portfolio, the greater is the effect of interest rate change

 o changes in the actual and perceived creditworthiness of the issuers of the Fund's investments

 o  social, economic or political factors

 o factors affecting the industry in which a particular issuer operates, such as competition or technological advances

 o factors affecting an issuer directly, such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead.


The Fund will invest in bonds rated below investment grade. High-yield bonds involve a greater risk than investment grade bonds, including greater price volatility and a greater risk that the issuer of such bonds will default in the timely payment of principal and interest. These bonds are considered predominantly speculative by the major rating agencies with respect to the issuer's continuing ability to meet principal and interest payments. The Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal but may do so depending on market conditions. The Fund may invest in securities whose ratings imply an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. In addition, the Fund may engage in active and frequent trading in the effort to achieve its investment objective, which may result in increased transaction costs and adverse tax consequences.

Lower-rated bonds can be less liquid and therefore may carry higher transaction costs, which could affect the Fund's performance.

Some debt securities in which the Fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the Fund holds callable securities and the issuers repay the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.

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OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS.

THE USE OF CERTAIN DERIVATIVES TO HEDGE INTEREST RATE RISK COULD AFFECT FUND PERFORMANCE IF INTEREST RATES, OR THE DERIVATIVES, DO NOT PERFORM AS EXPECTED. SECURITIES LENDING AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS AND LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS.

FOREIGN SECURITIES COULD ADD TO THE UPS AND DOWNS IN THE FUND'S SHARE PRICE, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH QUALITY SHORT-TERM DEBT INSTRUMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

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PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on Fund distributions or on the redemption of Fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with two measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*
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[BAR CHART GRAPHIC OMITTED]

1998    1999    2000    2001    2002    2003    2004    2005    2006    2007
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3.61    4.20    4.81    9.15    6.50   11.82    7.76    1.62    8.00    1.61

BEST QUARTER: Q1 '01, 4.50%
WORST QUARTER: Q3 '98, -2.45%
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AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*

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                                1 YEAR          5 YEARS         10 YEARS
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High Income Bond Fund

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Return Before Taxes             1.61            6.09            5.86

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Return After Taxes on
Distributions                  -1.03            3.69            3.05

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Return After Taxes on
Distributions and Sale
of Fund Shares                  1.06            3.81            3.25

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Lehman Brothers U.S.
Corporate High Yield 2%
Issuer Cap Index                2.26           10.74            5.59

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


* The above performance is that of Lehman Brothers High Income Bond Fund Investor Class. The Fund is the successor to the Lipper High Income Bond Fund ("Lipper Fund"). The total return and year-by-year return data reflects performance of the Lipper Fund's Premier Class for the period January 1, 1998 through September 6, 2002. Returns would have been lower if the manager of the Lipper Fund had not waived certain of its fees during the periods shown. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses during the periods shown. Because the Lehman Brothers High Income Bond Fund Investor Class has higher expenses, the performance of the Institutional Class would have been slightly better than that of the Investor Class.


INDEX DESCRIPTION

THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD 2% ISSUER CAP INDEX IS AN UNMANAGED SUB-INDEX OF THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX (WHICH INCLUDES ALL U.S. DOLLAR-DENOMINATED, TAXABLE, FIXED RATE,
NON-INVESTMENT GRADE DEBT), CAPPED SUCH THAT NO SINGLE ISSUER ACCOUNTS FOR MORE THAN 2% OF THE INDEX WEIGHT.

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PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

THE TABLE COMPARES THE FUND'S RETURNS TO THOSE OF A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES, BUT THE INDEX DOES NOT INCLUDE COSTS OF MAKING INVESTMENTS OR ANY TAX CONSEQUENCES.

TO OBTAIN THE FUND'S CURRENT YIELD, CALL 800-877-9700 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A 30-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

BECAUSE THE FUND'S POLICIES LIMITED ITS ABILITY TO INVEST IN BONDS RATED BELOW "B" PRIOR TO JULY 2006, ITS PERFORMANCE DURING THAT TIME MIGHT HAVE BEEN DIFFERENT IF CURRENT POLICIES HAD BEEN IN EFFECT.

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INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE
-----------------------------------------------
SHAREHOLDER FEES                        None

ANNUAL OPERATING EXPENSES
(% OF AVERAGE NET ASSETS)*
These are deducted from Fund assets,
so you pay them indirectly


Management fees**                       0.63

Distribution (12b-1) fees               None

Other expenses                          0.24
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Total annual operating expenses         0.87
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Minus: Expense Reimbursement            0.12
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Net Expenses                            0.75
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EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

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                1 YEAR   3 YEARS   5 YEARS   10 YEARS
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Expenses        $77      $240      $445      $1,037
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* Neuberger Berman Management Inc. ("NBMI") has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund through 10/31/2011, so that the total annual operating expenses of that class are limited to 0.75% of average net assets. This undertaking applies to the Fund's direct expenses and does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that the Institutional Class will repay NBMI for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.75% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year's expenses.

**  "Management fees" includes investment management and administration fees.


INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to provide investment research and related services. Prior to February 28, 2007, Neuberger Berman, LLC served as sub-adviser to the Fund. The Manager and Lehman Brothers Asset Management LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc. Together, the Neuberger Berman affiliates manage $258.1 billion in total assets (as of 12/31/2007) and continue an asset management history that began in 1939. For the 12 months ended 10/31/2007, the management fees paid to the Manager were 0.48% of average net assets for advisory services provided to the Fund. The Fund will pay the Manager fees at the annual rate of 0.15% of average daily net assets for administration services provided to the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to shareholders dated October 31, 2007.

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PORTFOLIO MANAGERS

ANN H. BENJAMIN AND THOMAS P. O'REILLY, are Vice Presidents of Neuberger Berman Management Inc. and Managing Directors of Neuberger Berman, LLC. They have co-managed the Fund's assets since October 2005. Ms. Benjamin and Mr. O'Reilly also manage high yield portfolios for Lehman Brothers Asset Management LLC and its predecessor, an affiliate of Neuberger Berman. They have managed money for Lehman Brothers Asset Management LLC since 1997.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of Fund shares.

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FINANCIAL HIGHLIGHTS

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YEAR ENDED OCTOBER 31,                                          2003        2004      2005        2006           2007
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PER-SHARE DATA ($)

Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period

PLUS:     Income from investment operations                     8.81        9.25      9.54         9.10           9.08

          Net investment income                                 0.60        0.58      0.55         0.59           0.68

          Net gains/losses -- realized and unrealized           0.44        0.29     (0.44)       (0.02)         (0.08)

          Subtotal: income from investment operations           1.04        0.87      0.11         0.57           0.60

MINUS:    Distributions to shareholders

          Income dividends                                      0.60        0.58      0.55         0.59           0.68

          Subtotal: distributions to shareholders               0.60        0.58      0.55         0.59           0.68

EQUALS:   Share price (NAV) at end of period                    9.25        9.54      9.10         9.08           9.00

RATIOS (% OF AVERAGE NET ASSETS)
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The ratios show the Fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                          0.90        0.90      0.91         0.89           0.92

GROSS EXPENSES(1)                                               0.90        0.90      0.91         0.90           0.92

EXPENSES(2)                                                     0.90        0.90      0.91         0.90           0.92

NET INVESTMENT INCOME -- ACTUAL                                 6.54        6.16      5.88         6.52           7.41


OTHER DATA
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Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

TOTAL RETURN (%)                                               12.14(3)     9.68      1.17         6.53(3)        6.73(3)

NET ASSETS AT END OF YEAR (IN MILLIONS OF DOLLARS)                519.7    813.2     779.7           588.3          369.2

PORTFOLIO TURNOVER RATE(%)                                          148       79        63             136            153
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The above figures are from the Lehman Brothers High Income Bond Fund Investor Class. All of the above figures have been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

(1) Shows what the ratio would have been if there had been no expense reimbursement/recoupment.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Would have been lower/higher if Neuberger Berman Management Inc. had not reimbursed/recouped certain expenses and/or waived a portion of investment management fees.

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YOUR INVESTMENT

Institutional Class shares of the Fund are available through an investment provider or from Neuberger Berman Management Inc. (see "Maintaining Your Account")

SHARE PRICES

Because Institutional Class shares of the Fund do not have a sales charge, the price you pay for each share of the Fund is the Fund's net asset value per share. Similarly, because the Fund does not charge fees for selling shares, the Fund pays you the full share price when you sell shares. If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The Fund generally is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. However, the Fund will not be open for business on Columbus Day and Veterans Day, even if the Exchange is open, when fixed income securities generally will not be traded on those days. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, all orders must be received by 1:00 p.m. Eastern time in order to be processed that day. Because fixed income securities trade in markets outside the Exchange, the Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.

The Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see "Maintaining Your Account" for information on placing orders). If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

SHARE PRICE CALCULATIONS

THE PRICE OF AN INSTITUTIONAL CLASS SHARE OF THE FUND IS THE TOTAL VALUE OF FUND ASSETS ATTRIBUTABLE TO INSTITUTIONAL CLASS SHARES MINUS LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF INSTITUTIONAL CLASS SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

WHEN VALUING PORTFOLIO SECURITIES, THE FUND'S INVESTMENTS GENERALLY ARE VALUED BY ONE OR MORE INDEPENDENT PRICING SERVICES APPROVED BY THE BOARD OF TRUSTEES OR ON THE BASIS OF MARKET QUOTATIONS. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE PRICES FROM A PRICING SERVICE OR QUOTATIONS UNRELIABLE.

WHEN A PRICE FROM A PRICING SERVICE OR A QUOTATION IS NOT AVAILABLE OR THE FUND BELIEVES A PRICE FROM A PRICING SERVICE OR A QUOTATION FOR A SECURITY DOES NOT REFLECT THE AMOUNT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE PRICE OR QUOTATION A FAIR VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO THE FUND'S NET ASSET VALUE

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CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, ESPECIALLY IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT THE FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE
(1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT THE FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, INSTEAD OF BEING DETERMINED BY MARKET PRICES.


PRIVILEGES AND SERVICES

If you purchase Institutional Class shares directly from Neuberger Berman Management Inc., you have access to the services listed below. If you purchase shares through an investment provider, consult that provider for information about investment services.

SYSTEMATIC INVESTMENTS -- This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more once you make an initial minimum investment of at least $1 million. You choose the schedule and amount. Your investment money may come from a money market fund in the fund family or your bank account.

SYSTEMATIC WITHDRAWALS -- This plan lets you arrange withdrawals of at least $100 from a fund in the fund family on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

ELECTRONIC BANK TRANSFERS -- When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.


DOLLAR-COST AVERAGING

SYSTEMATIC INVESTING ALLOWS YOU TO TAKE ADVANTAGE OF THE PRINCIPLE OF DOLLAR-COST AVERAGING. WHEN YOU MAKE REGULAR INVESTMENTS OF A GIVEN AMOUNT - SAY, $100 A MONTH - YOU WILL END UP INVESTING AT DIFFERENT SHARE PRICES OVER TIME. WHEN THE SHARE PRICE IS HIGH, YOUR $100 BUYS FEWER SHARES; WHEN THE SHARE PRICE IS LOW, YOUR $100 BUYS MORE SHARES. OVER TIME, THIS CAN HELP LOWER THE AVERAGE PRICE YOU PAY PER SHARE.

DOLLAR-COST AVERAGING CANNOT GUARANTEE YOU A PROFIT OR PROTECT YOU FROM LOSSES IN A DECLINING MARKET. BUT IT CAN BE BENEFICIAL OVER THE LONG TERM.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- The Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the Fund will declare income dividends daily and pay them monthly. The Fund makes any capital gain distributions once a year (in December). Gains from foreign currency transactions, if any, are normally distributed in December.

Unless you designate otherwise, your income dividends and capital gain distributions, if any, from a Fund will be reinvested in additional Institutional Class shares of the Fund. However, if you prefer you may receive all distributions in cash or reinvest capital gain distributions but receive income dividends in cash. Distributions taken in cash can be sent to you by check, by electronic transfer to a designated bank account, or invested in Institutional Class shares of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about whether your income dividends and capital gain distributions will be reinvested in additional Institutional Class shares of the Fund or paid in cash.

--------------------------------------------------------------------------------

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement plans and accounts and other tax-exempt investors (collectively, "exempt investors"), all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to Roth IRAs, other individual retirement accounts ("IRAs") and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Distributions of net income and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income. It is not expected that any of the Fund's distributions will be attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long the Fund held the securities it sold, not when you bought your shares of the Fund, or whether you reinvested your distributions.

If, for any taxable year, the Fund distributes an amount that exceeds its taxable income and net realized gains for that year -- which might result from, among other things, the difference between book and tax accounting treatment of certain derivatives and foreign currency transactions -- that excess generally will be treated as a non-taxable return of capital, which will reduce your tax basis in your Fund shares. To the extent that excess is greater than your tax basis, it will be treated as gain from a sale of your shares (taxed as described below).

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell (redeem) or exchange Fund shares, you generally will realize a taxable gain or loss. An exception, once again, applies to exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PRECEDING YEAR AND SHOWS THEIR TAX STATUS. THAT STATEMENT, OR A SEPARATE STATEMENT FROM US OR YOUR INVESTMENT PROVIDER COVERS YOUR SHARE TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

BACKUP WITHHOLDING

THE FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM THE FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE ("IRS") TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

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IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (FROM YOU OR YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE SOCIAL SECURITY ADMINISTRATION FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO IT, AND IT MUST SUPPLY ITS TAXPAYER
IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.

BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY THE FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF THE INSTITUTIONAL CLASS OF THE FUND OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES JUST BEFORE THE FUND MAKES A DISTRIBUTION, YOU WILL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU ARE INVESTING IN THE FUND THROUGH A TAX-ADVANTAGED RETIREMENT PLAN OR ACCOUNT OR ARE OTHERWISE AN EXEMPT INVESTOR, THERE ARE NO TAX CONSEQUENCES TO YOU FROM DISTRIBUTIONS.

MAINTAINING YOUR ACCOUNT

WHEN YOU BUY SHARES -- Instructions for buying shares from Neuberger Berman Management Inc. are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in the Fund or add to your existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The minimum initial investment is $1 million.

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted.

Purchase orders are deemed "accepted" when the Fund's transfer agent has received your wire or other payment for the shares. In the case of certain institutional investors, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with the Fund, your order is deemed "accepted" on the date you preselected on your SIP application for the systematic investments to occur.

WHEN YOU SELL SHARES -- If you bought your shares from Neuberger Berman Management Inc., instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed "accepted" when the Fund's transfer agent has received your order to sell.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

When selling shares in an account that you do not intend to close, remember to leave at least $1 million worth of shares in the account. Otherwise, if your account falls below the minimum investment level of $1 million, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem

--------------------------------------------------------------------------------

the proceeds. Fund shareholders as of the opening of regular trading on the Exchange on February 28, 2007, may continue to hold and buy Fund shares.

The Fund reserves the right to pay in kind for redemptions. The Fund does not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of the Fund's shareholders as a whole. Investors are urged to call 800-366-6264 before effecting any large redemption.

UNCASHED CHECKS -- We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES -- You can move an investment from the Fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

 o  both accounts must have the same registration

 o you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved

 o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order.

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE -- Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery.

PROCEEDS FROM THE SALE OF SHARES -- The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

 o  in unusual circumstances where the law allows additional time if needed

 o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Fund does not issue certificates for shares.

OTHER POLICIES -- Under certain circumstances, the Fund reserves the right to:

 o  suspend the offering of shares

 o  reject any exchange or purchase order

 o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

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 o  change, suspend, or revoke the exchange privilege

 o  suspend the telephone order privilege

 o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders

 o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission ("SEC")

 o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed

 o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange, Federal Reserve or the bond market closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)

 o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

 o remain open and process orders to purchase or sell Fund shares when the Exchange is closed.

MEDALLION SIGNATURE GUARANTEES

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT OR TO THE INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A MEDALLION SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.

INVESTMENT PROVIDERS

THE INSTITUTIONAL CLASS SHARES OF THE FUND AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS. THE MINIMUM AGGREGATE SIZE FOR EACH INVESTMENT PROVIDER'S ACCOUNT WITH THE FUND IS $1 MILLION. THE MINIMUM DOES NOT APPLY TO YOUR INDIVIDUAL ACCOUNT; HOWEVER, YOUR INVESTMENT PROVIDER MAY ESTABLISH A MINIMUM SIZE FOR INDIVIDUAL ACCOUNTS. NEUBERGER BERMAN MANAGEMENT INC. CAN WAIVE THE $1 MILLION MINIMUM FOR INVESTMENT PROVIDERS IN APPROPRIATE CASES.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF THE FUND.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING AN INVESTMENT FROM ONE FUND TO A COMPARABLE CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES (SEE "WHEN YOU EXCHANGE SHARES"). IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.

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ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUND, TO CERTAIN INVESTMENT PROVIDERS OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IF YOUR INVESTMENT PROVIDER RECEIVES SUCH PAYMENTS, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUND TO YOU. IF YOU HAVE PURCHASED SHARES OF THE FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS BY NEUBERGER BERMAN MANAGEMENT INC. OR ITS AFFILIATES WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF THE FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.

INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

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If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through an investment provider should contact it for instructions.

BUYING SHARES

METHOD                     THINGS TO KNOW                                  INSTRUCTIONS
----------------------------------------------------------------------------------------------------------------------------
SENDING US A CHECK         Your first investment must be at least $1       Fill out the application and enclose your
                           million                                         check

                           We cannot accept cash, money orders,            If regular first-class mail, send to:
                           starter checks, cashier's checks, travelers     Neuberger Berman Funds
                           checks, or other cash equivalents               Boston Service Center
                                                                           P.O. Box 8403
                           You will be responsible for any losses or       Boston, MA 02266-8403
                           fees resulting from a bad check; if
                           necessary, we may sell other shares             If express delivery, registered mail, or
                           belonging to you in order to cover these        certified mail, send to:
                           losses                                          Neuberger Berman Funds
                                                                           c/o State Street Bank and Trust Company
                           All checks must be made out to                  30 Dan Road
                           "Neuberger Berman Funds"; we cannot             Canton, MA 02021
                           accept checks made out to you or other
                           parties and signed over to us
----------------------------------------------------------------------------------------------------------------------------
WIRING MONEY               Your first investment must be at least $1       Before wiring any money, call 800-366-6264
                           million                                         for an order confirmation

                                                                           Have your financial institution send your
                                                                           wire to State Street Bank and Trust Company

                                                                           Include your name, the Fund name, your
                                                                           account number and other information as
                                                                           requested
----------------------------------------------------------------------------------------------------------------------------
EXCHANGING FROM ANOTHER    All exchanges must be for at least $1,000       If you are an institution or an investment
FUND                                                                       provider, please call 800-366-6264 to place
                           Both accounts involved must be registered       your order
                           in the same name, address and tax ID
                           number                                          If you are an individual retail investor,
                                                                           please call 800-877-9700 to place your order
                           An exchange order cannot be cancelled or
                           changed once it has been placed
----------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE               We do not accept phone orders for a first       If you are an institution or an investment
                           investment                                      provider, please call 800-366-6264 to notify
                                                                           us of your purchase
                           Additional shares will be purchased when
                           your order is accepted                          If you are an individual retail investor,
                                                                           please call 800-877-9700 to notify us of
                           Not available on retirement accounts            your purchase

                                                                           Immediately follow up with a wire or
                                                                           electronic transfer
----------------------------------------------------------------------------------------------------------------------------
SETTING UP SYSTEMATIC      All investments must be at least $100 (in       If you are an institution or an investment
INVESTMENTS                addition to an initial minimum investment       provider, please call 800-366-6264 for
                           of at least $1 million)                         instructions

                                                                           If you are an individual retail investor,
                                                                           please call 800-877-9700 for instructions
----------------------------------------------------------------------------------------------------------------------------

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SELLING SHARES

METHOD                     THINGS TO KNOW                                    INSTRUCTIONS
----------------------------------------------------------------------------------------------------------------------------
SENDING US A LETTER        Unless you instruct us otherwise, we will         Send us a letter requesting us to sell shares
                           mail your proceeds by check to the address        signed by all registered owners; include your
                           of record, payable to the registered              name, account number, the Fund name, the
                           owner(s)                                          dollar amount or number of shares you want
                                                                             to sell, and any other instructions
                           If you have designated a bank account on
                           your application, you can request that we         If regular first-class mail, send to:
                           wire the proceeds to this account                 Neuberger Berman Funds
                                                                             Boston Service Center
                           You can also request that we send the             P.O. Box 8403
                           proceeds to your designated bank account          Boston, MA 02266-8403
                           by electronic transfer (ACH)
                                                                             If express delivery, registered mail, or
                           You may need a Medallion signature                certified mail, send to:
                           guarantee                                         Neuberger Berman Funds
                                                                             c/o State Street Bank and Trust Company
                           Please also supply us with your e-mail            30 Dan Road
                           address and daytime telephone number              Canton, MA 02021
                           when you write to us in the event we need
                           to reach you
----------------------------------------------------------------------------------------------------------------------------
SENDING US A FAX           Not available if you have changed the             Write a request to sell shares as described
                           address on the account in the past 15 days        above

                                                                             If you are an institution or investment
                                                                             provider, please call 800-366-6264 to obtain
                                                                             the appropriate fax number

                                                                             If you are an individual retail investor,
                                                                             please call 800-977-9700 to obtain the
                                                                             appropriate fax number
----------------------------------------------------------------------------------------------------------------------------
CALLING IN YOUR ORDER      Not available if you have declined the            If you are an institution or an investment
                           phone option or are selling shares in certain     provider, please call 800-366-6264 to place
                           retirement accounts (The only exception is        your order
                           for those retirement shareholders who are
                           at least 59 1/2 or older and have their           If you are an individual retail investor,
                           birthdates on file)                               please call 800-877-9700 to place your order

                           Not available if you have changed the             Give your name, account number, the Fund
                           address on the account in the past 15 days        name, the dollar amount or number of
                                                                             shares you want to sell, and any other
                                                                             instructions
----------------------------------------------------------------------------------------------------------------------------
EXCHANGING INTO ANOTHER    All exchanges must be for at least $1,000         If you are an institution or an investment
FUND                                                                         provider, please call 800-366-6264 to place
                           Both accounts must be registered in the           your order
                           same name, address and tax ID number
                                                                             If you are an individual retail investor,
                           An exchange order cannot be cancelled or          please call 800-877-9700 to place your order
                           changed once it has been placed
----------------------------------------------------------------------------------------------------------------------------
SETTING UP SYSTEMATIC      Withdrawals must be at least $100                 If you are an institution or investment
WITHDRAWALS                                                                  provider, please call 800-366-6264 for
                                                                             instructions

                                                                             If you are an individual retail investor,
                                                                             please call 800-877-9700 for instructions
----------------------------------------------------------------------------------------------------------------------------

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RETIREMENT PLANS AND ACCOUNTS

WE OFFER INVESTORS A NUMBER OF TAX-ADVANTAGED PLANS AND ACOUNTS FOR RETIREMENT
SAVING:

TRADITIONAL IRAS ALLOW MONEY TO GROW TAX-DEFERRED UNTIL YOU TAKE IT OUT, USUALLY AT OR AFTER RETIREMENT. CONTRIBUTIONS ARE DEDUCTIBLE FOR SOME INVESTORS, BUT EVEN WHEN THEY ARE NOT, AN IRA CAN BE BENEFICIAL.

ROTH IRAS OFFER TAX-FREE GROWTH LIKE A TRADITIONAL IRA, BUT INSTEAD OF TAX-DEDUCTIBLE CONTRIBUTIONS, THE WITHDRAWALS ARE TAX-FREE FOR INVESTORS WHO MEET CERTAIN REQUIREMENTS.

ALSO AVAILABLE: SEP-IRA, SIMPLE, KEOGH, AND OTHER TYPES OF PLANS. COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS), THOUGH NOT FOR RETIREMENT SAVINGS, ALSO ARE AVAILABLE. CONSULT YOUR TAX PROFESSIONAL TO FIND OUT WHICH TYPES OF PLANS OR ACCOUNTS MAY BE BENEFICIAL FOR YOU, THEN CALL 800-877-9700 FOR INFORMATION ON ANY NEUBERGER BERMAN RETIREMENT PLAN OR ACCOUNT.

MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions of Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Fund will be able to eliminate all market-timing activities.

PORTFOLIO HOLDINGS POLICY

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.

The complete portfolio holdings for the Fund are available at https://www.nb.com/nb/mutual_funds_prospectuses 15-30 days after each month end.

The Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

FUND STRUCTURE

The Fund uses a "multiple class" structure. The Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Institutional Class shares of the Fund.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

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                        LEHMAN BROTHERS INCOME FUNDS

                        INSTITUTIONAL CLASS SHARES
                        o  No load, sales charges or 12b-1 fees

                        If you would like further details on this Fund, you can request a free copy of the following documents:

                        SHAREHOLDER REPORTS. The shareholder reports offer information about the Fund's recent performance, including:

                        o a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
                        o  Fund performance data and financial statements
                        o  portfolio holdings.



                        STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on the Fund, including:

                        o various types of securities and practices, and their risks
                        o  investment limitations and additional policies
                        o information about the Fund's management and business structure.

                        The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

                        Investment manager: NEUBERGER BERMAN MANAGEMENT INC. Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC

                        OBTAINING INFORMATION

                        YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

                        Neuberger Berman Management Inc.
                        605 Third Avenue 2nd Floor
                        New York, NY 10158-0180
                        800-877-9700
                        212-476-8800
                        Broker/Dealer and Institutional Services: 800-366-6264
                        Website: www.nb.com
                        Email: fundinquiries@nb.com

                        YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION,100 F STREET N.E., WASHINGTON, D.C. 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT www.sec.gov.

                        YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

SEC file number 811-3802
I0160 03/08

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                              Subject to Completion
                 Preliminary Statement of Additional Information
                               Dated March 14, 2008

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                          LEHMAN BROTHERS INCOME FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                           Institutional Class Shares


                              DATED [May 13, 2008]

                      Lehman Brothers HIGH INCOME Bond Fund



              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700

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     Lehman Brothers HIGH INCOME Bond Fund, (the "Fund") offers shares pursuant to a Prospectus dated [May 13, 2008].

     The Prospectus provides more information about the Fund that you should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the Prospectus carefully before investing.

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

     No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the Fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2008 Neuberger Berman Management Inc. All rights reserved.

(C)2008 Lehman Brothers Asset Management LLC. All rights reserved.

(C)2008 Lehman Brothers.  All rights reserved.

                                TABLE OF CONTENTS
                                -----------------

INVESTMENT INFORMATION.........................................................1
     Investment Policies and Limitations.......................................1
     Cash Management and Temporary Defensive Positions.........................4
     Additional Investment Information.........................................4

CERTAIN RISK CONSIDERATIONS...................................................40

PERFORMANCE INFORMATION.......................................................40
     Yield Calculations.......................................................40
     Average Annual Total Return Computations.................................40
     Average Annual Total Return After Taxes on Distributions.................41
     Average Annual Total Return After Taxes on Distributions
         and Sale of Fund Shares..............................................41

TRUSTEES AND OFFICERS.........................................................41
     Information about the Board of Trustees..................................42
     Information about the Officers of the Trust..............................49

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................58
     Investment Manager and Administrator.....................................58
     Management and Administration Fees.......................................59
     Contractual Expense Limitations..........................................60
     Sub-Advisers.............................................................60
     Portfolio Manager Information............................................61
     Investment Companies Managed.............................................64
     Codes of Ethics..........................................................65
     Management and Control of NB Management and Lehman
         Brothers Asset Management............................................65

DISTRIBUTION ARRANGEMENTS.....................................................66
     Distributor..............................................................66
     Revenue Sharing..........................................................67

ADDITIONAL PURCHASE INFORMATION...............................................68
     Share Prices and Net Asset Value.........................................68
     Automatic Investing and Dollar Cost Averaging............................69
     Financial Intermediaries.................................................70

ADDITIONAL EXCHANGE INFORMATION...............................................70

ADDITIONAL REDEMPTION INFORMATION.............................................72
     Suspension of Redemptions................................................72
     Redemptions in Kind......................................................72

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................72

ADDITIONAL TAX INFORMATION....................................................73
     Taxation of the Fund.....................................................73
     Taxation of the Fund's Shareholders......................................77

PORTFOLIO TRANSACTIONS........................................................78
     Portfolio Turnover.......................................................82
     Expense Offset Arrangement...............................................82
     Proxy Voting.............................................................82

PORTFOLIO HOLDINGS DISCLOSURE.................................................83
     Portfolio Holdings Disclosure Policy.....................................83
     Portfolio Holdings Disclosure Procedures.................................84
     Portfolio Holdings Approved Recipients...................................85

REPORTS TO SHAREHOLDERS.......................................................86

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................86

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................88

LEGAL COUNSEL.................................................................88

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................88

REGISTRATION STATEMENT........................................................88

FINANCIAL STATEMENTS..........................................................89

APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...................A-1

                             INVESTMENT INFORMATION

     The Fund is a separate operating series of Lehman Brothers Income Funds (formerly, Neuberger Berman Income Funds) ("Trust"), a Delaware statutory trust since December 29, 1992, that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

     At the close of business on September 6, 2002, the Fund acquired all the assets and assumed all the liabilities of Lipper High Income Bond Fund, a series of The Lipper Funds, Inc., and Neuberger Berman HIGH YIELD Bond Fund, a prior series of the Trust. Prior to that date, the Fund had no operations.

     The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund may not be changed without the approval of the lesser of:

     (1) 67% of the total shares of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented or

     (2)  a majority of the outstanding shares of the Fund.

These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote."

     NB Management is responsible for the day-to-day management of the Fund. Throughout this SAI, the term "Manager" refers to NB Management or Lehman Brothers Asset Management, as appropriate.

Investment Policies and Limitations
-----------------------------------

     The Fund has the following fundamental investment policy:

     Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

     The Fund's policy on "Investments in Any One Issuer" does not limit the Fund's ability to invest up to 100% of its total assets in a master portfolio with the same investment objectives, policies and limitations as the Fund.

     With respect to the limitation on borrowings, the Fund does not consider foreign currencies or forward contracts to be physical commodities.

     For purposes of the Fund's investment limitation on concentration in a particular industry, mortgage backed and asset backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") is interpreted to include similar types of time deposits.

     Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Fund. If events subsequent to a transaction result in the Fund exceeding the percentage limitation on borrowing or illiquid securities, the Manager will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

     The fundamental investment policies and limitations of the Fund are as follows:

     1. BORROWING. The Fund may not borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

     2. COMMODITIES. The Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind. This restriction also shall not prohibit the Fund from purchasing foreign currency, forward contracts, swaps, caps, collars, floors and other financial instruments.

     3. DIVERSIFICATION. The Fund may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities") or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or
(ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

     4. INDUSTRY CONCENTRATION. The Fund may not invest 25% or more of its total assets (taken at current value) in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to U.S. Government and Agency Securities.

     5. LENDING. The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities, loans, loan participations or other forms of direct debt instruments or (ii) by engaging in repurchase agreements.

     6. REAL ESTATE. The Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

     7. SENIOR SECURITIES. The Fund may not issue senior securities, except as permitted under the 1940 Act.

     8. UNDERWRITING. The Fund may not engage in the business of underwriting securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

     The non-fundamental investment policies and limitations of the Fund are as follows:

     1. ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Generally, illiquid securities include securities that cannot be expected to be sold or disposed of within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

        2. BORROWING. The Fund may not purchase securities if outstanding borrowings of money, including any reverse repurchase agreements, exceed 5% of its total assets. The Fund does not currently intend to borrow for leveraging or investment.

        3. LENDING. Except for the purchase of debt securities, loans, loan participations or other forms of direct debt instruments and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

        4. MARGIN TRANSACTIONS. The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

        5. BONDS AND OTHER DEBT SECURITIES. The Fund normally invests at least 80% of the sum of its net assets, plus any borrowings for investment purposes, in bonds and other debt securities. Although this is a non-fundamental policy, the Fund Trustees will not change this policy without at least 60 days' notice to shareholders.

        SENIOR SECURITIES: The SEC has taken the position that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include reverse repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the SEC has clarified that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the SEC will not raise senior securities issues under the 1940 Act.

Cash Management and Temporary Defensive Positions
-------------------------------------------------

     For temporary defensive purposes, or to manage cash pending investment or payout, the Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the income from which generally will be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations. Yields on these securities are generally lower than yields available on certain other debt securities in which the Fund normally invests.

     In reliance on an SEC exemptive rule, the Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7, whether or not advised by NB Management or an affiliate, under specified conditions. Among other things, the conditions preclude the Fund from paying a sales charge, as defined in rule 2830(b) of the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") ("sales charge"), or service fee, as defined in rule 2830(b)(9) of those rules, in connection with its purchase or redemption of the money market fund's or unregistered fund's shares, or the Fund's investment adviser must waive a sufficient amount of its advisory fee to offset any sales charge or service fee.

     In addition, pursuant to an exemptive order received from the SEC, the Fund may invest cash collateral received in connection with securities lending in shares of an unregistered fund advised by NB Management or an affiliate that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. The unregistered fund seeks a higher return by investing in debt instruments with maturities beyond those permitted to a money market fund.

Additional Investment Information
---------------------------------

     The Fund may make the following investments, among others, some of which are part of the Fund's principal investment strategies and some of which are not. The principal risks of the Fund's principal investment strategies are also discussed in the Prospectus. The Fund will not necessarily buy all of the types of securities or use all of the investment techniques that are described. In addition, certain strategies and investments may produce taxable income for the Fund.

     DESCRIPTION OF MUNICIPAL OBLIGATIONS.
     -------------------------------------

     Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued.

     Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include private activity bonds, which are issued by or on behalf of public authorities but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

The value of municipal obligations depends on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the obligations or insurers issuing insurance backing the obligations).

     The Fund may purchase municipal securities that are secured by insurance or bank credit agreements. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have moved the rating agencies to re-evaluate the capital adequacy of these insurers to reflect deterioration in the expected performance of the underlying transactions and called into question the insurers' continued ability to fulfill their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security, if rated, will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security would decline and may become worthless. The insurance feature of a municipal security guarantees the full and timely payment of principal and interest through the life of an insured obligation. The insurance, however, does not guarantee the market value of the insured obligation or the net asset value of the Fund shares represented by such insured obligation.

     As with other fixed income securities, an increase in interest rates generally will reduce the value of the Fund's investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

     Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are periodically undertaken that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

     Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information with Rule 15c2-12 under the Securities Exchange Act of 1934, as amended (the "Rule"). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC's intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.

     The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors. These proceedings could result in material and adverse changes in the rights of holders of their obligations.

     From time to time, federal legislation has affected the availability of municipal obligations for investment by the Fund. There can be no assurance that legislation adversely affecting the tax-exempt status of municipal obligations will not be enacted in the future. Additionally, the U.S. Supreme Court has heard arguments regarding a case from Kentucky involving the question of whether a state can exempt from state income tax interest on bonds issued by the state and municipalities located therein without exempting interest on other states' and municipalities' bonds. Although how the Court might decide that case cannot be predicted now, it has the potential to affect the availability of municipal obligations for investment by the Fund, and the value of the Fund's assets could be materially and adversely affected.

     The Internal Revenue Service ("Service") occasionally challenges the tax-exempt status of the interest on particular municipal securities. If the Service determined that interest the Fund earned was taxable, that interest could be deemed taxable retroactive to the time the Fund purchased the relevant security.

     Listed below are different types of municipal obligations:

     GENERAL OBLIGATION BONDS. A general obligation bond is backed by the governmental issuer's pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

        REVENUE BONDS. Revenue bonds are backed by the income from a specific project, facility or tax. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities,
(5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable "moral obligation" of a related governmental unit. Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

     Most private activity bonds are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public issuer or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

        RESOURCE RECOVERY BONDS. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.

     YIELD AND PRICE CHARACTERISTICS OF MUNICIPAL OBLIGATIONS. Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.

     Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of the Fund's investments, whereas a decline in interest rates generally will increase that value. The ability of the Fund to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which the Fund invests (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.

     POLICIES AND LIMITATIONS. The Fund may invest in municipal obligations but has no current intention of doing so.

     Except as otherwise provided in the Prospectus and this SAI, the Fund's investment portfolio may consist of any combination of the types of municipal obligations described in its Prospectus or in this SAI. The proportion in which the Fund invests in various types of municipal obligations will vary from time to time.

     U.S. GOVERNMENT AND AGENCY SECURITIES. "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States.

     "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Ginnie Mae, Fannie Mae, Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (also known as SLM Corp. and formerly known as the Student Loan Marketing Association), Federal Home Loan Banks ("FHLB"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the U.S. Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.

     U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.

     POLICIES AND LIMITATIONS. Under normal circumstances, the Fund may invest up to 20% of its total assets in U.S. Government and Agency Securities. The Fund will not invest more than 5% of its total assets in convertible securities and preferred securities.

     INFLATION-INDEXED SECURITIES. The Fund may invest in U.S. Treasury securities the principal value of which is adjusted daily in accordance with changes to the Consumer Price Index. Such securities are backed by the full faith and credit of the U.S. Government. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period the Fund holds the security, the Fund may earn less on it than on a conventional bond.

     Because the coupon rate on inflation-indexed securities is lower than fixed-rate U.S. Treasury securities, the Consumer Price Index would have to rise at least to the amount of the difference between the coupon rate of the fixed-rate U.S. Treasury issues and the coupon rate of the inflation-indexed securities, assuming all other factors are equal, in order for such securities to match the performance of the fixed-rate U.S. Treasury securities. Inflation-indexed securities are expected to react primarily to changes in the "real" interest rate (I.E., the nominal (or stated) rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate U.S. Treasury securities having a shorter duration. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

     Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because the Fund must distribute substantially all of its net income to its shareholders to avoid payment of federal income and excise taxes, the Fund may have to dispose of other investments to obtain the cash necessary to distribute the accrued taxable income on inflation-indexed securities.

     ILLIQUID SECURITIES. Generally, illiquid securities are securities that cannot be expected to be sold or disposed of within seven days at approximately the price at which they are valued by the Fund. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless the Manager, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for the Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Fund may be subject to legal restrictions, which could be costly to it.

     POLICIES AND LIMITATIONS. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

     REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. The Manager monitors the creditworthiness of sellers.

     POLICIES AND LIMITATIONS. Repurchase agreements with a maturity or demand of more than seven days are considered to be illiquid securities; the Fund may not enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Fund may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

     SECURITIES LOANS. The Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by the Manager, provided that cash or equivalent collateral, equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower that has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote on securities while they are on loan. However, it is the Fund's policy to attempt to terminate loans in time to vote those proxies that the Fund has determined are material to the interests of the Fund. The Manager believes the risk of loss on these transactions is slight because if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Fund can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Fund also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. The Fund may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

     POLICIES AND LIMITATIONS. In order to realize income, the Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by the Manager. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, which will also be marked to market daily. See the section entitled "Cash Management and Temporary Defensive Positions" for information on how the cash collateral may be invested. The Fund does not count the collateral for purposes of any investment policy or limitation that requires the Fund to invest specific percentages of its assets in accordance with its principal investment program.

     RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund's illiquidity. The Manager, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

     Where registration is required, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

     POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Fund's 15% limit on investments in illiquid securities.

     COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. The Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, the Manager may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

     POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to the Fund's 15% limit on investments in illiquid securities.

     REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in the Fund's net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. The Manager monitors the creditworthiness of counterparties to reverse repurchase agreements.

     POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Fund will deposit in a segregated account with its custodian, or designate on its records as segregated, cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the agreement.

     The Fund may not purchase securities if outstanding borrowings of money, including any reverse repurchase agreements, exceed 5% of its total assets.

     BANKING  AND  SAVINGS  INSTITUTION  SECURITIES.  These  include  CDs,  time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which the Fund invests typically are not covered by deposit insurance.

     A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

     Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

     In addition, securities of foreign banks and foreign branches of U.S. banks may involve investment risks in addition to those relating to domestic bank obligations. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, and the possible adoption of foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and non-U.S. issuers generally are subject to different accounting, auditing, reporting and recordkeeping standards than those applicable to U.S. issuers.

     VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, weekly, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

     Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the Fund's quality standards. Accordingly, in purchasing these securities, the Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. The Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Fund to sell the security to the issuer or third party at a specified price. The Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

     POLICIES AND LIMITATIONS. The Fund may not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, the Fund excludes securities that do not rely on the credit instrument or insurance for their ratings, I.E., stand on their own credit.

     For purposes of determining its dollar-weighted average maturity, the Fund calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7. In calculating its dollar-weighted average maturity and duration, the Fund is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, the Manager considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

     MONEY MARKET FUNDS. The Fund may invest in the shares of money market funds that are consistent with its investment objectives and policies. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause the Fund to bear proportionately the costs incurred by the other investment companies' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

     Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Fund does not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

     POLICIES AND LIMITATIONS. For cash management purposes, the Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7, whether or not advised by NB Management or an affiliate, under specified conditions. In addition, pursuant to an exemptive order received from the SEC, the Fund may invest cash collateral received in connection with securities lending in shares of an unregistered fund advised by NB Management or an affiliate that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. See "Cash Management and Temporary Defensive Positions."

     Otherwise, the Fund's investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in all investment companies in the aggregate.

     The Fund is also able to invest up to 100% of its total assets in a master portfolio with the same investment objectives, policies and limitations as the Fund.

     OTHER INVESTMENT COMPANIES. The Fund may invest in the shares of other investment companies that are consistent with its investment policies. Such investment may be the most practical or only manner in which the Fund can participate in certain markets, such as foreign markets, because of the expenses involved or because other vehicles for investing in those markets or countries may not be available at the time the Fund is ready to make an investment. The Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index.

     As a shareholder in an investment company, the Fund would bear its PRO RATA share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Fund does not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

     POLICIES AND LIMITATIONS. Except for investments in money market funds and unregistered funds operating in compliance with Rule 2a-7 for cash management purposes (see "Money Market Funds" for more information), the Fund's investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in all investment companies in the aggregate.

     The Fund is also able to invest up to 100% of its total assets in a master portfolio with the same investment objectives, policies and limitations as the Fund.

     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae or Freddie Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government agency mortgage-backed securities or some form of non-governmental credit enhancement.

     Government-related guarantors (I.E., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (I.E., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Government.

     Freddie Mac is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

     Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, the Fund may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Fund uses an approach that the Manager believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Fund when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

     Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a PRO RATA basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

     Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. The Manager considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets the Fund's investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. The Fund may buy mortgage-backed securities without insurance or guarantees, if the Manager determines that the securities meet the Fund's quality standards. The Manager will, consistent with the Fund's investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

     POLICIES AND LIMITATIONS. The Fund may not purchase mortgage-backed securities that, in the Manager's opinion, are illiquid if, as a result, more than 15% of the Fund's net assets would be invested in illiquid securities.

     REAL ESTATE-RELATED INSTRUMENTS. Real estate-related instruments include shares of real estate investment trusts ("REITs"), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

     Equity REITs own real estate properties, while mortgage REITs make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property or the quality of the credit extended. Both types of REITs are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Internal Revenue Code of 1986, as amended ("Code"), and failing to maintain exemption from the 1940 Act.

     The shares of a REIT are subject to its management fees and other expenses. Therefore, investments in REITs would cause the Fund to bear its proportionate share of the costs of the REITs' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs. The Fund does not intend to invest in REITs unless, in the judgment of the Manager, the potential benefits of such investment justify the payment of any applicable fees.

     POLICIES AND LIMITATIONS. The Fund may invest up to 20% of its total assets in real estate-related instruments, preferred stock, warrants, common stock or other equity securities.

     ASSET-BACKED SECURITIES. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements, or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

     Certificates for Automobile Receivables(SM) ("CARS(SM)") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARS(SM) if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

     Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

     Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

     The Fund may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to the Fund.

     U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

     POLICIES AND LIMITATIONS. These investments are subject to the Fund's quality, maturity, and duration standards.

     FOREIGN CURRENCY DENOMINATED SECURITIES. Foreign currency denominated securities are denominated in or indexed to foreign currencies, including (1) CDs (including similar time deposits), commercial paper, and bankers' acceptances issued by foreign banks, (2) obligations of other corporations, and
(3) obligations of foreign governments, their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding section, and the additional risks of (a) adverse changes in foreign exchange rates, (b) nationalization, expropriation, or confiscatory taxation, and (c) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments.

     Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

     Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

     Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

     The risks of foreign investing are generally heightened in emerging markets. Securities traded in certain emerging market countries may be subject to risks in addition to risks typically posed by foreign debt investing due to the inexperience of financial intermediaries, the lack of modern technology and lack of a sufficient capital base to expand business operations.

     POLICIES AND LIMITATIONS. The Fund may invest up to 25% of its total assets in foreign securities denominated in or indexed to foreign currencies.

     Within the Fund's limitations, the Fund is not restricted in the amount it may invest in securities denominated in any one foreign currency.

     There are other investments that may subject the Fund to foreign currency risk that are not subject to the Fund's limits on investments in foreign securities denominated in or indexed to foreign currencies (e.g., American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") or International Depositary Receipts ("IDRs") on foreign securities which are denominated in or indexed to foreign currencies or investments in U.S. companies that have substantial exposure to foreign countries).

     DEPOSITARY RECEIPTS. Depositary receipts represent interests in underlying securities issued by a foreign company. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in foreign currency. GDRs and IDRs are typically issued by foreign banks or trust companies and involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

     Issuers of the securities underlying sponsored depositary receipts, but not unsponsored depositary receipts, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored depositary receipts is less likely to reflect the effect of such information.

     POLICIES AND LIMITATIONS. The Fund will limit its investment in unsponsored ADRs to no more than 5% of the value of its net assets.

     DOLLAR ROLLS. In a "dollar roll," the Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (I.E., same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Fund forgoes principal and interest payments on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in the Fund's NAV and may be viewed as a form of leverage. A "covered roll" is a specific type of dollar roll in which the Fund holds an offsetting cash position or a cash-equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. The Manager monitors the creditworthiness of counterparties to dollar rolls.

     POLICIES  AND  LIMITATIONS.  Dollar  rolls are  considered  borrowings  for
purposes  of  the  Fund's   investment   policies  and  limitations   concerning
borrowings.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions involve a commitment by the Fund to purchase securities that will be issued at a future date (ordinarily within two months, although the Fund may agree to a longer settlement period). These transactions may involve mortgage-backed securities such as GNMA, Fannie Mae and Freddie Mac certificates. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

     When-issued and delayed delivery transactions enable the Fund to "lock in" what the Manager believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, the Fund might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued and delayed-delivery transactions are subject to the risk that a counterparty may fail to complete the sale of the security. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, the Fund will enter into transactions with established counterparties and the managers will monitor the creditworthiness of such counterparties.

     The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of the Fund's NAV starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. The Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Because the Fund is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the value of the Fund's interests. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

     When-issued and delayed-delivery transactions may cause the Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

     POLICIES AND LIMITATIONS. The Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it has been entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions.

     The Fund may also enter into a TBA agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by the Fund.

     When the Fund purchases securities on a when-issued or delayed delivery basis, the Fund, until payment is made, will deposit in a segregated account with its custodian, or designate on its records as segregated, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Fund's purchase commitments. This procedure is designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

     LEVERAGE. The Fund may make investments while borrowings are outstanding and may engage in transactions that have the effect of leverage. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in the Fund's NAV. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to the Fund's shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued and delayed delivery transactions may create leverage.

     POLICIES AND LIMITATIONS. The Fund may borrow money from banks for temporary or emergency purposes, or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).

     However, as a non-fundamental policy, the Fund may not purchase securities if outstanding borrowings of money, including any reverse repurchase agreements, exceed 5% of its total assets. The Fund does not currently intend to borrow for leveraging or investment.

     OPTIONS AND FORWARD CONTRACTS. As described below, these instruments may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased by the Fund resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities or to seek to enhance the Fund's income or gain. The Fund may use any or all types of these instruments at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized instrument will be a function of numerous variables, including market conditions.

     FUTURES CONTRACTS AND OPTIONS THEREON. The Fund may purchase and sell interest rate and bond index futures contracts and options thereon, and may purchase and sell foreign currency futures contracts (with interest rate and bond index futures contracts, "Futures" or "Futures Contracts") and options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits the Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities.

     The Fund may invest in (1) interest rate and bond index futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities and (2) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by the Fund.

     A "sale" of a Futures Contract (or a "short" Futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain Futures, including bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

     U.S. Futures (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

     Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets.

A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month. This may result in a profit or loss. While Futures Contracts entered into by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

     "Margin" with respect to Futures is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Fund's Futures positions. The margin deposit made by the Fund when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements,  the Fund will be required to make an  additional  margin  deposit
("variation margin"). However, if favorable price changes in the Futures Contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Fund. In computing its daily NAV, the Fund marks to market the value of its open Futures positions. The Fund also must make margin deposits with respect to options on Futures that it has written (but not with respect to options on Futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

     An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's Futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on Futures have characteristics and risks similar to those of securities options, as discussed herein.

     Although the Fund believes that the use of Futures Contracts will benefit it, if the Manager's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund's overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events.

     When the Fund invests in Futures for hedging purposes, at best, the correlation between changes in prices of Futures and of the securities and currencies being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Fund's Futures position and the securities held by or to be purchased for the Fund. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

     Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.

     Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Fund, it could (depending on the size of the position) have an adverse impact on the NAV of the Fund.

     Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Fund, the Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

     POLICIES AND LIMITATIONS. The Fund may purchase and sell interest rate and bond index futures and may purchase and sell options thereon in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates. The Fund may also engage in foreign currency Futures and options transactions thereon in an attempt to hedge against changes in prevailing currency exchange rates. The Fund does not engage in transactions in Futures or options thereon for speculation.

     CALL OPTIONS ON SECURITIES. The Fund may write covered call options and may purchase call options. The purpose of writing covered call options is to hedge (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund's NAV) or to earn premium income. Fund securities on which call options may be written and purchased by the Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective.

     When the Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. That Fund receives a premium for writing the option. When writing call options, the Fund writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, that Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying a call option at less than the market price.

     The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Fund will not do), but is capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

     If a call option that the Fund has written expires unexercised, that Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

     When the Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Fund may purchase a call option to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

     POLICIES AND LIMITATIONS. The Fund may write covered call options and may purchase call options on debt securities and foreign currencies in its portfolio for hedging purposes.

     The Fund may write covered call options for the purpose of producing income. The Fund will write a call option on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost.

     PUT OPTIONS ON SECURITIES. The Fund may write and purchase put options on securities. The Fund will receive a premium for writing a put option, which obligates that Fund to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. The Fund may be obligated to purchase the underlying security at more than its current value.

     When the Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund might purchase a put option in order to protect itself against a decline in the market value of a security it owns.

     Fund securities on which put options may be written and purchased by the Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

     POLICIES AND LIMITATIONS. The Fund may write and purchase put options on securities for hedging purposes (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV).

     GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option written by the Fund terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Fund and is never exercised or closed out, that Fund will lose the entire amount of the premium paid.

     Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Fund and a counterparty, with no clearing organization guarantee. Thus, when the Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) that Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless the Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counterparty's insolvency, the Fund may be unable to liquidate its options position and the associated cover. The Manager monitors the creditworthiness of dealers with which the Fund may engage in OTC options transactions.

     The premium received (or paid) by the Fund when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Fund's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

     Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Fund will be able to effect closing transactions at favorable prices. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

     The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

     The Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying market that cannot be reflected in the options markets.

     POLICIES AND LIMITATIONS. The assets used as cover (or segregated) for OTC options written by the Fund will be considered illiquid and thus subject to the Fund's 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund may purchase and sell call and put options on securities indices and other financial indices. In so doing, the Fund can pursue many of the same objectives it would pursue through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other investment except that, rather than settling by physical delivery of the underlying instrument, options on indices settle by cash settlement; that is, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an over-the-counter option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may by multiplied by a formula value. The seller of the obligation is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

     FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("Forward Contracts"). The Fund may enter into Forward Contracts in an attempt to hedge against changes in prevailing currency exchange rates. Forward Contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Fund that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

        Forward Contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

     At the consummation of a Forward Contract to sell currency, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in Forward Contract prices. Closing purchase transactions with respect to Forward Contracts are usually made with the currency dealer who is a party to the original Forward Contract.

     The Manager believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a Forward Contract to sell that foreign currency or a proxy-hedge involving a Forward Contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

     However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if the Manager is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge or proxy-hedge had not been established. If the Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using Forward Contracts to protect the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because Forward Contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Fund may experience delays in the settlement of its foreign currency transactions.

     POLICIES AND LIMITATIONS. The Fund does not engage in transactions in Forward Contracts for speculation; it views investments in Forward Contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by them.

     OPTIONS ON FOREIGN CURRENCIES. The Fund may write and purchase covered call and put options on foreign currencies. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

     POLICIES AND LIMITATIONS. The Fund would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the dollar equivalent of dividends, interest, or other payments on those securities.

     COMBINED TRANSACTIONS. The Fund may enter into multiple transactions including multiple options transactions, multiple interest transactions and any combination of options and interest rate transactions, instead of a single Financial Instrument (as defined below) as part of a single or combined strategy when, in the judgment of the Manager, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on the Manager's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund's management objective.

     REGULATORY LIMITATIONS ON USING FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES, SECURITIES INDICES AND FOREIGN CURRENCIES, AND FORWARD CONTRACTS (COLLECTIVELY, "HEDGING INSTRUMENTS"). To the extent the Fund sells or purchases Futures Contracts and/or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

     COVER FOR FINANCIAL INSTRUMENTS. Futures, options on Futures, options on securities, securities indices and foreign currencies, and Forward Contracts may be referred to in this Statement of Additional Information as "Financial Instruments." The Fund will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian, or designate on its records as segregated, the prescribed amount of cash or appropriate liquid securities. Such segregated assets cannot be sold while the Futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet current obligations. The Fund may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid Futures, options, or forward position; this inability may result in a loss to the Fund.

     GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments for hedging are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Fund and changes in the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select the Fund's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. In using such instruments for hedging, the Manager intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected by the Portfolio Manager to resemble or offset that of the Fund's underlying securities or currency. There can be no assurance that the Fund's use of Financial Instruments will be successful.

     The Fund's use of Financial Instruments may be limited by certain provisions of the Code with which it must comply if it is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information -- Taxation of the Fund."

     The Fund is not obligated to use any Financial Instruments and make no representations as to the availability or use of these techniques at this time or at any time in the future.

     POLICIES AND LIMITATIONS. When using such instruments for hedging, the Manager intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of the Fund's underlying securities or currency. The Manager intends to reduce the risk that the Fund will be unable to close out Financial Instruments by entering into such transactions only if the Manager believes there will be an active and liquid secondary market.

     INDEXED SECURITIES. The Fund may invest in various securities that are intended to track broad-based, U.S. market indices, including Standard & Poor's Depository Receipts ("SPDRs"), Diamonds, and Nasdaq-100 Shares. SPDRs represent units in a trust that holds a portfolio of common stocks that closely tracks the price, performance and dividend yield of the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index"). SPDRs also entitle holders to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 Index stocks in the underlying portfolio. Diamonds represent units in an investment trust that holds the 30 component stocks comprising the Dow Jones Industrial Average ("DJIA") and are designed to track the performance of the DJIA. Diamonds pay monthly dividends that correspond to the dividend yields of the DJIA component stocks. Nasdaq-100 shares represent ownership in the Nasdaq-100 trust, a unit investment trust that accumulates and holds a portfolio of equity securities that track the Nasdaq-100 Index. Nasdaq-100 Shares are designed to track the performance and dividend yield of the Nasdaq-100 Index. SPDRs and Diamonds are listed on the American Stock Exchange. Nasdaq-100 Shares are listed on the Nasdaq Stock Market ("Nasdaq").

     Most indexed securities are short- to intermediate- term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.

     SWAP AGREEMENTS. To help enhance the value of its portfolio or manage its exposure to different types of investments, the Fund may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars."

     Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements are two party contracts entered into primarily by institutional investors. Swap agreements can vary in term like other fixed-income investments. Most swap agreements are traded over-the-counter. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

     Swap agreements can take many different forms and are known by a variety of names, including, but not limited to, interest rate swaps, mortgage swaps, total return swaps (where the parties exchange interest for the total return of a security or index), asset swaps (where parties exchange assets, typically a debt security), currency swaps (where the parties exchange their respective rights to make or receive payments in specified currencies) and credit default swaps. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield.

     In a typical interest-rate swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may agree to exchange the principal amount. Mortgage swap agreements are similar to interest-rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.

     In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

     If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. If the Fund is the credit default protection seller, the Fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If the Fund is the credit default protection buyer, the Fund will be required to pay premiums to the credit default protection seller. In the case of a physically settled credit default swap in which the Fund is the protection seller, the Fund must be prepared to pay par for and take possession of debt of a defaulted issuer delivered to the Fund by the credit default protection buyer. Any loss would be offset by the premium payments the Fund receives as the seller of credit default protection.

     A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms. In an interest rate cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest-rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest-rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

     Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid.

     POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, the Fund will segregate cash or liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

     ZERO COUPON SECURITIES, STEP COUPON SECURITIES, DISCOUNT OBLIGATIONS AND PAY-IN-KIND SECURITIES. The Fund may invest in zero coupon securities, step coupon securities and pay-in-kind securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. These discount obligations involve special risk considerations. Zero coupon and step coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

     Zero coupon and step coupon securities are redeemed at face value when they mature. The discount on zero coupon and step coupon securities ("original issue discount" or "OID") must be taken into income ratably by the Fund prior to the receipt of any actual payments. Pay-in-kind securities pay interest through the issuance of additional securities.

     Because the Fund must distribute to its shareholders substantially all of its net investment income (including non-cash income attributable to zero coupon, step coupon and pay-in-kind securities) each year for federal income and excise tax purposes, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information -Taxation of the Fund."

     The market prices of zero coupon, step coupon, pay-in-kind securities and discount obligations generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities and discount obligations are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

     LOWER-RATED DEBT SECURITIES. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. These securities are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Lower-rated debt securities generally offer a higher current yield than that available for investment grade issues with similar maturities, but they may involve significant risk under adverse conditions. In particular, adverse changes in general economic conditions and in the industries in which the issuers are engaged and changes in the financial condition of the issuers are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, the Fund that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of the Manager.

     During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

     At certain times in the past, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur.

     The market for lower-rated debt issues generally is thinner or less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Judgment may play a greater role in pricing such securities than it does for more liquid securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.

     The Fund may invest in securities whose ratings imply an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

     See Appendix A for further information about the ratings of debt securities assigned by S&P and Moody's.

     POLICIES AND LIMITATIONS. The Fund currently intends to invest at least 80% of total assets under normal market conditions in debt securities rated by at least one nationally recognized statistical rating agency ("NRSRO") as BBB+/Baa1 or lower, or unrated securities of comparable quality. This policy does not apply to collateral received for securities lending.

     The Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal but may do so depending on market conditions. The Fund considers bonds rated by at least one NRSRO below the fourth highest category to be lower-rated securities or "junk bonds."

     DIRECT DEBT INSTRUMENTS. Direct debt includes loan participations, notes, assignments and other interests in amounts owed to financial institutions by borrowers, such as companies and governments, including emerging market countries. The Fund could buy all or part of a loan or participate in a syndicate organized by a bank. These loans may be secured or unsecured. Direct debt instruments are interests in amounts owed by corporate, governmental, or other borrowers (including emerging market countries) to lenders or lending syndicates. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. The borrower may be in financial distress or may default or have a right to borrow additional cash from the owners of direct debt. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Direct debt instruments may involve a risk of insolvency of the lending bank or intermediary. Direct indebtedness of developing countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay interest and repay principal when due. See the additional risks described under "Foreign Securities" in this SAI.

     Because the Fund's ability to receive payments in connection with loan participations depends on the financial condition of the borrower, the Manager will not rely solely on a bank or other lending institution's credit analysis of the borrower, but will perform its own investment analysis of the borrowers. The Manager's analysis may include consideration of the borrower's financial strength, managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Loan participations are not generally rated by independent rating agencies and therefore, investments in a particular loan participation will depend almost exclusively on the credit analysis of the borrower performed by the Manager and the original lending institution.

     There are usually fewer legal protections for owners of direct debt than conventional debt securities. Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, the Fund may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of the Fund may be subject to claims of the lead bank's creditors.

     Although some of the loans in which the Fund invests may be secured, there is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where the Fund purchases a loan through an assignment, there is a possibility that the Fund will, in the event the borrower is unable to pay the loan, become the owner of the collateral, and thus will be required to bear the costs of liabilities associated with owning and disposing of the collateral. There may not be a recognizable, liquid public market for loan participations.

     POLICIES AND LIMITATIONS. To the extent direct debt is deemed illiquid, such an investment is subject to the Fund's 15% limitation on illiquid securities.

     The Fund's policies limit the percentage of its assets that can be invested in the securities of issuers primarily involved in one industry. Legal interpretations by the SEC staff may require the Fund, in some instances, to treat both the lending bank and the borrower as "issuers" of a loan participation by the Fund. In combination, the Fund's policies and the SEC staff's interpretations may limit the amount the Fund can invest in loan participations.

     CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

     The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund's ability to achieve its investment objective.

     POLICIES AND LIMITATIONS. Securities convertible into common stock are not subject to the Fund's percentage limitation on equity securities.

     PREFERRED STOCK. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

     POLICIES AND LIMITATIONS. The Fund may invest up to 20% of its total assets in preferred stock, warrants, common stock or other equity securities.

     WARRANTS. Warrants may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

     POLICIES AND LIMITATIONS. The Fund may invest up to 20% of its total assets in preferred stock, warrants, common stock or other equity securities.

     SHORT SALES. The Fund may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that the Manager believes possess volatility characteristics similar to those being hedged. The Fund also may use short sales in an attempt to realize gain. To effect a short sale, the Fund borrows a security from a brokerage firm to make delivery to the buyer. The Fund then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends and may be required to pay a premium or interest.

     The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

     The Fund also may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

     The effect of short selling on the Fund is similar to the effect of leverage. Short selling may amplify changes in the Fund's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.

     POLICIES AND LIMITATIONS. Under applicable guidelines of the SEC staff, if the Fund engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker), or designate on its records as segregated, an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated assets at such a level that (1) the amount of segregated assets plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount of segregated assets plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

     RISKS OF FIXED INCOME SECURITIES. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk").

     Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

     CALL RISK. Some debt securities in which the Fund may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, the Fund holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the Fund would have to reinvest the proceeds from the called security at the current, lower rates.

     RATINGS OF FIXED INCOME SECURITIES. The Fund may purchase securities rated by S&P, Moody's, Fitch, Inc. or any other NRSRO (please see the Prospectuses for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Fund may rely on the ratings of any NRSRO, the Fund mainly refers to ratings assigned by S&P, Moody's, and Fitch, Inc., which are described in Appendix A. The Fund may also invest in unrated securities that are deemed comparable in quality by the Manager to the rated securities in which the Fund may permissibly invest.

     HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody's or Fitch, Inc., in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by the Manager to be of comparable quality.

     INVESTMENT GRADE DEBT SECURITIES. An investment grade debt security is a security that has received ratings, from at least one NRSRO that has rated it, in one of the four highest rating categories or, if not rated by any NRSRO, has been determined by the Manager to be of comparable quality. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay. The Fund considers bonds rated below the fourth highest rating category by one NRSRO to be a lower-rated debt security.

     LOWER-RATED DEBT SECURITIES. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, or the securities may already be in default. See the additional risks described above for lower-rated debt securities.

     RATINGS DOWNGRADES. Subsequent to its purchase by the Fund, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by the Fund.

     DURATION AND MATURITY. Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal.

     The Manager utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

     Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen the Fund's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative of the duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

     There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, the Manager where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

     The Fund has no limits on the maturity of its individual investments. However, it normally expects to have a weighted average portfolio maturity between five and ten years.

     RISKS OF EQUITY SECURITIES. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants.

     To the extent the Fund invests in such securities, the value of securities held by the Fund will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, the stock markets can be volatile and stock prices can change substantially. The equity securities of smaller companies are more sensitive to these changes than those of larger companies. This market risk will affect the Fund's NAV per share, which will fluctuate as the value of the securities held by the Fund change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock's prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted.

     POLICIES AND LIMITATIONS. The Fund may invest up to 20% of its total assets in real estate-related instruments, preferred stock, warrants, common stock or other equity securities.

     TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on United States and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Fund's operations.

                           CERTAIN RISK CONSIDERATIONS

     Although the Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Fund will achieve its investment objective.

                             PERFORMANCE INFORMATION

     The Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of the Fund will vary.

     The share price of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

Yield Calculations
------------------

     The Fund may advertise its "yield" based on a 30-day (or one month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.

        ("a")   =  dividends  and  interest  earned  during the  period
        ("b")   =  expenses accrued for the period (net of reimbursements)
        ("c")   =  the  average  daily number of shares  outstanding  during the period that were entitled to receive dividends
        ("d")   =  the  maximum  offering price per share on the last day of the period

                                              6
                           YIELD = 2[(a-b + 1)  - 1]
                                      ---
                                       cd

Average Annual Total Return Computations
----------------------------------------

     The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                      n
                                P(1+T)  = ERV

     Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

     NB Management may from time to time reimburse the Fund for a portion of its expenses. Such action has the effect of increasing yield and total return. Actual reimbursements are described in the Prospectus and in "Investment Management and Administration Services" below.

Average Annual Total Return After Taxes on Distributions
--------------------------------------------------------

     An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                       n
                                 P(1+T)  = ATV
                                              D

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------

     An average annual rate of return after taxes on distribution and sale of fund shares ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions and sale of fund shares ("ATVDR") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                       n
                                 P(1+T)  = ATV
                                              DR

                              TRUSTEES AND OFFICERS

     The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management, Neuberger Berman and Lehman Brothers Asset Management.

Information About the Board of Trustees
---------------------------------------

------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                 FUNDS IN
                                                                   FUND            OTHER
                      POSITION                                    COMPLEX      DIRECTORSHIPS
                     AND LENGTH                                 OVERSEEN BY     HELD OUTSIDE
NAME, AGE, AND         OF TIME                                     FUND       FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)  TRUSTEE (4)     FUND TRUSTEE
------------------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
------------------------------------------------------------------------------------------------
John Cannon (78)      Trustee      Consultant; formerly,            62        Independent
                     since 1994    Chairman, CDC Investment                   Trustee or
                                   Advisers (registered                       Director of
                                   investment adviser), 1993                  three series of
                                   to January 1999; formerly,                 Oppenheimer
                                   President and Chief                        Funds:
                                   Executive Officer, AMA                     Oppenheimer
                                   Investment Advisors, an                    Limited Term New
                                   affiliate of the American                  York Municipal
                                   Medical Association.                       Fund, Rochester
                                                                              Fund Municipals,
                                                                              and Oppenheimer
                                                                              Convertible
                                                                              Securities Fund
                                                                              since 1992.
------------------------------------------------------------------------------------------------
Faith Colish (72)     Trustee      Counsel, Carter Ledyard &        62        Formerly,
                     since 2000    Milburn LLP (law firm)                     Director (1997
                                   since October 2002;                        to 2003) and
                                   formerly, Attorney-at-Law                  Advisory
                                   and President, Faith                       Director (2003
                                   Colish, A Professional                     to 2006), ABA
                                   Corporation, 1980 to 2002.                 Retirement Funds
                                                                              (formerly,
                                                                              American Bar
                                                                              Retirement
                                                                              Association)
                                                                              (not-for-profit
                                                                              membership
                                                                              corporation).

------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                 FUNDS IN
                                                                   FUND            OTHER
                      POSITION                                    COMPLEX      DIRECTORSHIPS
                     AND LENGTH                                 OVERSEEN BY     HELD OUTSIDE
NAME, AGE, AND         OF TIME                                     FUND       FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)  TRUSTEE (4)     FUND TRUSTEE
----------------------------------------------------------------------------------------------------
Martha C. Goss (58)   Trustee      President, Woodhill              62        Director, Ocwen
                     since 2007    Enterprises Inc./Chase                     Financial
                                   Hollow Associates LLC                      Corporation
                                   (personal investment                       (mortgage
                                   vehicle), since 2006;                      servicing), since
                                   Chief Operating and                        2005; Director,
                                   Financial Officer,                         American Water
                                   Hopewell Holdings LLC/                     (water utility),
                                   Amwell Holdings, LLC (a                    since 2003;
                                   holding company for a                      Director, Channel
                                   healthcare reinsurance                     Reinsurance
                                   company start-up), since                   (financial guaranty
                                   2003; formerly,                            reinsurance), since
                                   Consultant, Resources                      2006; Advisory Board
                                   Connection (temporary                      Member, Attensity
                                   staffing), 2002 to 2006.                   (software
                                                                              developer), since
                                                                              2005; Director,
                                                                              Allianz Life of New
                                                                              York (insurance),
                                                                              since 2005;
                                                                              Director, Financial
                                                                              Women's Association
                                                                              of New York (not for
                                                                              profit association),
                                                                              since 2003; Trustee
                                                                              Emerita, Brown
                                                                              University, since
                                                                              1998.
----------------------------------------------------------------------------------------------------
C. Anne Harvey (70)   Trustee      President, C.A. Harvey           62        Formerly, President,
                     since 2000    Associates since October                   Board of Associates
                                   2001; formerly, Director,                  to The National
                                   AARP, 1978 to December                     Rehabilitation
                                   2001.                                      Hospital's Board of
                                                                              Directors, 2001 to
                                                                              2002; formerly,
                                                                              Member, Individual
                                                                              Investors Advisory
                                                                              Committee to the New
                                                                              York Stock Exchange
                                                                              Board of Directors,
                                                                              1998 to June 2002.
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                 FUNDS IN
                                                                   FUND            OTHER
                      POSITION                                    COMPLEX      DIRECTORSHIPS
                     AND LENGTH                                 OVERSEEN BY     HELD OUTSIDE
NAME, AGE, AND         OF TIME                                     FUND       FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)  TRUSTEE (4)     FUND TRUSTEE
----------------------------------------------------------------------------------------------------
Robert A. Kavesh      Trustee      Marcus Nadler Professor          62        Formerly, Director,
(80)                 since 1993    Emeritus of Finance and                    The Caring Community
                                   Economics, New York                        (not-for-profit),
                                   University Stern School of                 1997 to 2006;
                                   Business; formerly,                        formerly, Director,
                                   Executive                                  DEL Laboratories,
                                   Secretary-Treasurer,                       Inc. (cosmetics and
                                   American Finance                           pharmaceuticals),
                                   Association, 1961 to 1979.                 1978 to 2004;
                                                                              formerly, Director,
                                                                              Apple Bank for
                                                                              Savings, 1979 to
                                                                              1990; formerly,
                                                                              Director, Western
                                                                              Pacific Industries,
                                                                              Inc., 1972 to 1986
                                                                              (public company).
----------------------------------------------------------------------------------------------------
Michael M. Knetter    Trustee      Dean, School of Business,        62        Trustee,
(47)                 since 2007    University of Wisconsin -                  Northwestern
                                   Madison; formerly,                         Mutual Series
                                   Professor of International                 Fund, Inc.,
                                   Economics and Associate                    since February
                                   Dean, Amos Tuck School of                  2007; Director,
                                   Business - Dartmouth                       Wausau Paper,
                                   College, 1998 to 2002.                     since 2005;
                                                                              Director, Great
                                                                              Wolf Resorts,
                                                                              since 2004.
----------------------------------------------------------------------------------------------------
Howard A. Mileaf      Trustee      Retired; formerly, Vice          62        Director,
(71)                 since 2000    President and General                      Webfinancial
                                   Counsel, WHX Corporation                   Corporation (holding
                                   (holding company), 1993 to                 company), since
                                   2001.                                      December 2002;
                                                                              formerly, Director,
                                                                              WHX Corporation
                                                                              (holding company),
                                                                              January 2002 to June
                                                                              2005; formerly,
                                                                              Director, State
                                                                              Theatre of New
                                                                              Jersey
                                                                              (not-for-profit
                                                                              theater), 2000 to
                                                                              2005.
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                 FUNDS IN
                                                                   FUND            OTHER
                      POSITION                                    COMPLEX      DIRECTORSHIPS
                     AND LENGTH                                 OVERSEEN BY     HELD OUTSIDE
NAME, AGE, AND         OF TIME                                     FUND       FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)  TRUSTEE (4)     FUND TRUSTEE
----------------------------------------------------------------------------------------------------
George W. Morriss     Trustee      Formerly, Executive Vice         62        Manager, Old Mutual
(60)                 since 2007    President and Chief                        2100 fund complex
                                   Financial Officer,                         (consisting of six
                                   People's Bank (a financial                 funds) since October
                                   services company), 1991 to                 2006 for four funds
                                   2001.                                      and since February
                                                                              2007 for two funds.
----------------------------------------------------------------------------------------------------
Edward I. O'Brien      Trustee     Formerly, Member,                 62       Director, Legg
(79)                  since 2000   Investment Policy                          Mason, Inc.
                                   Committee, Edward Jones,                   (financial
                                   1993 to 2001; President,                   services holding
                                   Securities Industry                        company), since
                                   Association ("SIA")                        1993; formerly,
                                   (securities industry's                     Director, Boston
                                   representative in                          Financial Group
                                   government relations and                   (real estate and
                                   regulatory matters at the                  tax shelters),
                                   federal and state                          1993 to 1999.
                                   levels),  1974 to 1992;
                                   Adviser to SIA, November
                                   1992 to November 1993.

----------------------------------------------------------------------------------------------------
William E. Rulon      Trustee      Retired; formerly, Senior        62        Formerly, Director,
(75)                 since 1993    Vice President, Foodmaker,                 Pro-Kids Golf and
                                   Inc. (operator and franchiser              Learning Academy
                                   of  restaurants) until January             (teach golf and
                                   1997.                                      computer usage to
                                                                              "at risk" children),
                                                                              1998 to 2006;
                                                                              formerly, Director,
                                                                              Prandium, Inc.
                                                                              (restaurants), March
                                                                              2001 to July 2002.
------------------------------------------------------------------------------------------------
Cornelius T. Ryan     Trustee      Founding General Partner,        62        None.
(76)                 since 2000    Oxford Partners and Oxford
                                   Bioscience Partners (venture
                                   capital investing) and
                                   President, Oxford Venture
                                   Corporation since 1981.
------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                 FUNDS IN
                                                                   FUND            OTHER
                      POSITION                                    COMPLEX      DIRECTORSHIPS
                     AND LENGTH                                 OVERSEEN BY     HELD OUTSIDE
NAME, AGE, AND         OF TIME                                     FUND       FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)  TRUSTEE (4)     FUND TRUSTEE
----------------------------------------------------------------------------------------------------
Tom D. Seip (58)       Trustee     General Partner, Seip            62        Director, H&R Block,
                     since 2000;   Investments LP (a private                  Inc. (financial
                        Lead       investment partnership);                   services company),
                     Independent   formerly, President and                    since May 2001;
                       Trustee     CEO, Westaff, Inc.                         Chairman,
                      beginning    (temporary staffing), May                  Compensation
                         2006      2001 to January 2002;                      Committee, H&R
                                   formerly, Senior Executive                 Block, Inc., since
                                   at the Charles Schwab                      2006; Director,
                                   Corporation, 1983 to 1998,                 America One
                                   including Chief Executive                  Foundation, since
                                   Officer, Charles Schwab                    1998; formerly,
                                   Investment Management,                     Chairman, Governance
                                   Inc. and Trustee, Schwab                   and Nominating
                                   Family of Funds and Schwab                 Committee, H&R
                                   Investments, 1997 to 1998,                 Block, Inc., 2004 to
                                   and Executive Vice                         2006; formerly,
                                   President-Retail                           Director, Forward
                                   Brokerage, Charles Schwab                  Management, Inc.
                                   & Co., Inc., 1994 to 1997.                 (asset management
                                                                              company), 1999 to
                                                                              2006; formerly,
                                                                              Director, E-Bay
                                                                              Zoological Society,
                                                                              1999 to 2003;
                                                                              formerly, Director,
                                                                              General Magic (voice
                                                                              recognition
                                                                              software), 2001 to
                                                                              2002; formerly,
                                                                              Director, E-Finance
                                                                              Corporation (credit
                                                                              decisioning
                                                                              services), 1999 to
                                                                              2003; formerly,
                                                                              Director,
                                                                              Save-Daily.com
                                                                              (micro investing
                                                                              services), 1999 to
                                                                              2003.
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                 FUNDS IN
                                                                   FUND            OTHER
                      POSITION                                    COMPLEX      DIRECTORSHIPS
                     AND LENGTH                                 OVERSEEN BY     HELD OUTSIDE
NAME, AGE, AND         OF TIME                                     FUND       FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)  TRUSTEE (4)     FUND TRUSTEE
----------------------------------------------------------------------------------------------------
Candace L.            Trustee      Private investor and             62        Director, Montpelier
Straight (60)        since 1993    consultant specializing in                 Re (reinsurance
                                   the insurance industry;                    company) since 2006;
                                   formerly, Advisory                         Director, National
                                   Director, Securitas                        Atlantic Holdings
                                   Capital LLC (a global                      Corporation
                                   private equity investment                  (property and
                                   firm dedicated to making                   casualty insurance
                                   investments in the                         company), since
                                   insurance sector), 1998 to                 2004; Director, The
                                   December 2003.                             Proformance
                                                                              Insurance Company
                                                                              (property and
                                                                              casualty insurance
                                                                              company) since March
                                                                              2004; formerly,
                                                                              Director, Providence
                                                                              Washington Insurance
                                                                              Company (property
                                                                              and casualty
                                                                              insurance company),
                                                                              December 1998 to
                                                                              March 2006;
                                                                              formerly, Director,
                                                                              Summit Global
                                                                              Partners (insurance
                                                                              brokerage firm),
                                                                              2000 to 2005.
----------------------------------------------------------------------------------------------------
Peter P. Trapp (63)   Trustee      Retired; formerly,               62        None.
                     since 2000    Regional Manager for
                                   Mid-Southern Region, Ford
                                   Motor Credit Company,
                                   September 1997 to 2007;
                                   formerly, President, Ford
                                   Life Insurance Company,
                                   April 1995 to August 1997.

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                 FUNDS IN
                                                                   FUND            OTHER
                      POSITION                                    COMPLEX      DIRECTORSHIPS
                     AND LENGTH                                 OVERSEEN BY     HELD OUTSIDE
NAME, AGE, AND         OF TIME                                     FUND       FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)  TRUSTEE (4)     FUND TRUSTEE
----------------------------------------------------------------------------------------------------
                           FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
----------------------------------------------------------------------------------------------------
Jack L. Rivkin*       President    Executive Vice President         62        Director, Dale
(67)                 and Trustee   and Chief Investment                       Carnegie and
                      since 2002   Officer, Neuberger Berman                  Associates, Inc.
                                   Inc. (holding company)                     (private company),
                                   since 2002 and 2003,                       since 1998;
                                   respectively; Managing                     Director, Solbright,
                                   Director and Chief                         Inc. (private
                                   Investment Officer,                        company), since
                                   Neuberger Berman, since                    1998.
                                   December 2005 and 2003,
                                   respectively; formerly,
                                   Executive Vice President,
                                   Neuberger Berman, December
                                   2002 to 2005; Director and
                                   Chairman, NB Management
                                   since December 2002;
                                   formerly, Executive Vice
                                   President, Citigroup
                                   Investments, Inc.,
                                   September 1995 to February
                                   2002; formerly, Executive
                                   Vice President, Citigroup
                                   Inc., September 1995 to
                                   February 2002.
----------------------------------------------------------------------------------------------------
Peter E. Sundman*    Chairman of   Executive Vice President,        62        Director and
(48)                  the Board    Neuberger Berman Inc.                      Vice President,
                     and Trustee   (holding company) since                    Neuberger &
                     since 2000;   1999; Head of Neuberger                    Berman Agency,
                        Chief      Berman Inc.'s Mutual Funds                 Inc., since
                      Executive    Business (since 1999) and                  2000; formerly,
                       Officer     Institutional Business                     Director,
                     since 1999;   (1999 to October 2005);                    Neuberger Berman
                      President    responsible for Managed                    Inc. (holding
                      from 1999    Accounts Business and                      company),
                       to 2000     intermediary distribution                  October 1999 to
                                   since October 1999;                        March 2003;
                                   President and Director, NB                 Trustee, Frost
                                   Management since 1999;                     Valley YMCA;
                                   Managing Director,                         Trustee, College
                                   Neuberger Berman since                     of Wooster.
                                   2005; formerly, Executive
                                   Vice President, Neuberger
                                   Berman, 1999 to December
                                   2005; formerly, Principal,
                                   Neuberger Berman, 1997 to
                                   1999; formerly, Senior
                                   Vice President, NB
                                   Management, 1996 to 1999.
----------------------------------------------------------------------------------------------------

     (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

     (2) Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

     (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

     (4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

     * Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management, Neuberger Berman and/or Lehman Brothers Asset Management.

Information About the Officers of the Trust
-------------------------------------------

                                  POSITION AND LENGTH OF
                                 -----------------------
NAME, AGE, AND ADDRESS (1)           TIME SERVED (2)             PRINCIPAL OCCUPATION(S) (3)
--------------------------           ---------------             ---------------------------
Andrew B. Allard (46)              Anti-Money Laundering         Senior Vice President,
                               Compliance Officer since 2002     Neuberger Berman, since 2006;
                                                                 Deputy General Counsel,
                                                                 Neuberger Berman, since 2004;
                                                                 formerly, Vice President,
                                                                 Neuberger Berman, 2000 to
                                                                 2005; formerly, Associate
                                                                 General Counsel, Neuberger
                                                                 Berman, 1999 to 2004;
                                                                 Anti-Money Laundering
                                                                 Compliance Officer, sixteen
                                                                 registered investment
                                                                 companies for which NB
                                                                 Management acts as investment
                                                                 manager and administrator (six
                                                                 since 2002, three since 2003,
                                                                 four since 2004, one since
                                                                 2005 and two since 2006).

Michael J. Bradler (38)         Assistant Treasurer since 2005   Vice President, Neuberger
                                                                 Berman, since 2006; Employee,
                                                                 NB Management, since 1997;
                                                                 Assistant Treasurer, sixteen
                                                                 registered investment
                                                                 companies for which NB
                                                                 Management acts as investment
                                                                 manager and administrator
                                                                 (fourteen since 2005 and two
                                                                 since 2006).

                                  POSITION AND LENGTH OF
                                 -----------------------
NAME, AGE, AND ADDRESS (1)           TIME SERVED (2)             PRINCIPAL OCCUPATION(S) (3)
--------------------------           ---------------             ---------------------------
Claudia A. Brandon (51)            Secretary since 1985          Senior Vice President,
                                                                 Neuberger Berman, since 2007;
                                                                 Vice President-Mutual Fund
                                                                 Board Relations, NB
                                                                 Management, since 2000 and
                                                                 Assistant Secretary since
                                                                 2004; formerly, Vice
                                                                 President, Neuberger Berman,
                                                                 2002 to 2006 and Employee
                                                                 since 1999; Secretary, sixteen
                                                                 registered investment
                                                                 companies for which NB
                                                                 Management acts as investment
                                                                 manager and administrator
                                                                 (three since 1985, three since
                                                                 2002, three since 2003, four
                                                                 since 2004, one since 2005 and
                                                                 two since 2006).

Robert Conti (51)                Vice President since 2000       Managing Director, Neuberger
                                                                 Berman, since 2007; formerly,
                                                                 Senior Vice President,
                                                                 Neuberger Berman, 2003 to
                                                                 2006; formerly, Vice
                                                                 President, Neuberger Berman,
                                                                 1999 to 2003; Senior Vice
                                                                 President, NB Management,
                                                                 since 2000; Vice President,
                                                                 sixteen registered investment
                                                                 companies for which NB
                                                                 Management acts as investment
                                                                 manager and administrator
                                                                 (three since 2000, three since
                                                                 2002, three since 2003, four
                                                                 since 2004, one since 2005 and
                                                                 two since 2006).

Brian J. Gaffney (54)            Vice President since 2000       Managing Director, Neuberger
                                                                 Berman, since 1999; Senior
                                                                 Vice President, NB Management,
                                                                 since 2000; Vice President,
                                                                 sixteen registered investment
                                                                 companies for which NB
                                                                 Management acts as investment
                                                                 manager and administrator
                                                                 (three since 2000, three since
                                                                 2002, three since 2003, four
                                                                 since 2004, one since 2005 and
                                                                 two since 2006).

Maxine L. Gerson (57)            Chief Legal Officer since       Senior Vice President,
                                 2005 (only for purposes of      Neuberger Berman, since 2002;
                                 sections 307 and 406 of the     Deputy General Counsel and
                                 Sarbanes-Oxley Act of 2002)     Assistant Secretary, Neuberger
                                                                 Berman, since 2001; Senior
                                                                 Vice President, NB Management,
                                                                 since 2006; Secretary and
                                                                 General Counsel, NB
                                                                 Management, since 2004; Chief
                                                                 Legal Officer (only for
                                                                 purposes of sections 307 and
                                                                 406 of the Sarbanes-Oxley Act
                                                                 of 2002), sixteen registered
                                                                 investment companies for which
                                                                 NB Management acts as
                                                                 investment manager and
                                                                 administrator (fourteen since
                                                                 2005 and two since 2006).

                                  POSITION AND LENGTH OF
                                 -----------------------
NAME, AGE, AND ADDRESS (1)           TIME SERVED (2)             PRINCIPAL OCCUPATION(S) (3)
--------------------------           ---------------             ---------------------------
Sheila R. James (42)           Assistant Secretary since 2002    Vice President, Neuberger Berman
                                                                 since 2008 and Employee since 1999;
                                                                 formerly Assistant Vice President,
                                                                 Neuberger Berman, 2007; Assistant
                                                                 Secretary, sixteen registered
                                                                 investment companies for which NB
                                                                 Management acts as investment
                                                                 manager and administrator (six
                                                                 since 2002, three since 2003, four
                                                                 since 2004, one since 2005 and two
                                                                 since 2006).

Kevin Lyons (52)               Assistant Secretary since 2003    Assistant Vice President, Neuberger
                                                                 Berman, since 2008 and Employee
                                                                 since 1999; Assistant Secretary,
                                                                 sixteen registered investment
                                                                 companies for which NB Management
                                                                 acts as investment manager and
                                                                 administrator (nine since 2003,
                                                                 four since 2004, one since 2005 and
                                                                 two since 2006).

John M. McGovern (38)             Treasurer and Principal        Senior Vice President,
                                 Financial and Accounting        Neuberger Berman, since 2007;
                                  Officer   since   2005;        formerly, Vice President,
                                 prior thereto, Assistant        Neuberger Berman, 2004 to
                                   Treasurer since 2002          2006; Employee, NB Management,
                                                                 since 1993; Treasurer and
                                                                 Principal Financial and
                                                                 Accounting Officer, sixteen
                                                                 registered investment
                                                                 companies for which NB
                                                                 Management acts as investment
                                                                 manager and administrator
                                                                 (fourteen since 2005 and two
                                                                 since 2006); formerly,
                                                                 Assistant Treasurer, fourteen
                                                                 registered investment
                                                                 companies for which NB
                                                                 Management acts as investment
                                                                 manager and administrator,
                                                                 2002 to 2005.

Frank Rosato (37)                Assistant Treasurer since 2005  Vice President, Neuberger Berman, since 2006; Employee, NB Management
                                                                 since 1995; Assistant Treasurer,
                                                                 sixteen registered investment
                                                                 companies for which NB Management
                                                                 acts as investment manager and
                                                                 administrator (fourteen since 2005
                                                                 and two since 2006).

Frederic B. Soule (61)             Vice President since 2000     Senior Vice President, Neuberger
                                                                 Berman, since 2003; formerly, Vice
                                                                 President, Neuberger Berman, 1999
                                                                 to 2002; Vice President, sixteen
                                                                 registered investment companies for
                                                                 which NB Management acts as
                                                                 investment manager and
                                                                 administrator (three since 2000,
                                                                 three since 2002, three since 2003,
                                                                 four since 2004, one since 2005 and
                                                                 two since 2006).

                                  POSITION AND LENGTH OF
                                 -----------------------
NAME, AGE, AND ADDRESS (1)           TIME SERVED (2)             PRINCIPAL OCCUPATION(S) (3)
--------------------------           ---------------             ---------------------------
Chamaine Williams (37)              Chief Compliance Officer     Senior Vice President, Neuberger
                                           since 2005            Berman, since 2007; Chief
                                                                 Compliance Officer, NB
                                                                 Management, since 2006; Senior
                                                                 Vice President, Lehman
                                                                 Brothers Inc., since 2007;
                                                                 formerly, Vice President,
                                                                 Lehman Brothers Inc., 2003 to
                                                                 2006; Chief Compliance
                                                                 Officer, sixteen registered
                                                                 investment companies for which
                                                                 NB Management acts as
                                                                 investment manager and
                                                                 administrator (fifteen since
                                                                 2005 and one since 2006);
                                                                 Chief Compliance Officer,
                                                                 Lehman Brothers Asset
                                                                 Management Inc., since 2003;
                                                                 Chief Compliance Officer,
                                                                 Lehman Brothers Alternative
                                                                 Investment Management LLC,
                                                                 since 2003; formerly, Vice
                                                                 President, UBS Global Asset
                                                                 Management (US) Inc.
                                                                 (formerly, Mitchell Hutchins
                                                                 Asset Management, a
                                                                 wholly-owned subsidiary of
                                                                 PaineWebber Inc.), 1997 to
                                                                 2003.

     (1)  The business address of each listed person is 605 Third Avenue, New York, New York
          10158.

     (2)  Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

     (3)  Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

THE BOARD OF TRUSTEES
---------------------

     The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of the Fund and reviews and approves the Fund's advisory and sub-advisory contracts and other principal contracts. It is the Trust's policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Fund's management. The standing committees of the Board of Trustees are described below.

     AUDIT COMMITTEE. The Audit Committee's purposes are (a) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee the accounting and financial reporting processes of the Fund and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of service providers; (b) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee the quality and integrity of the Fund's financial statements and the independent audit thereof; (c) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee, or, as appropriate, assist Board oversight of, the Fund's compliance with legal and regulatory requirements that relate to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Fund's independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund's independent registered public accounting firms; and (e) to act as a liaison between the Fund's independent registered public accounting firms and the full Board. Its members are Martha C. Goss, Howard A. Mileaf, George W. Morriss, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2007, the Committee met six times.

     ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee generally oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering the Fund's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon (Chairman), Faith Colish, C. Anne Harvey, Michael M. Knetter and Edward
I. O'Brien. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2007, the Committee met four times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, NB Management, Neuberger Berman and Lehman Brothers Asset Management.

     CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Martha C. Goss, Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2007, the Committee met four times.

     EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Robert A. Kavesh, Howard A. Mileaf, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Trustees. During the fiscal year ended October 31, 2007, the Committee did not meet.

     GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Robert A. Kavesh, Michael M. Knetter, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Lehman Brothers Income Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended October 31, 2007, the Committee met three times.

     PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) generally monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available;
(d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) generally oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which the Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish, George W. Morriss Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2007, the Committee met three times.

     INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Martha C. Goss, Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2007, the Committee met twice.

     The Trust's Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     Officers and Fund Trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. Prior to January 1, 2008, for serving as a trustee of the funds in the fund family, each Independent Fund Trustee received an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attended in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees determined whether a fee was warranted, provided, however, that no fee was normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee received $5,000 per year and each member of the Audit Committee, including the Chair, received $1,000 for each Audit Committee meeting he or she attended in-person or by telephone. No additional compensation was provided for service on any other Board committee. The Lead Independent Trustee received an additional $20,000 per year.

     Effective January 1, 2008, the compensation of each Independent Fund Trustee has been restructured. For serving as a trustee of the funds in the fund family, each Independent Fund Trustee receives an annual retainer of $90,000, paid quarterly, and a fee of $10,000 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person or telephonic meeting of the Board, the Governance and Nominating Committee Chair will determine whether a fee is warranted. To compensate for the additional time commitment, the Chair of each Committee receives $10,000 per year. No additional compensation is provided for service on a Board committee. The Lead Independent Trustee receives an additional $35,000 per year.

     The funds in the fund family reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each fund in the fund family based on a method the Board of Trustees finds reasonable.

     The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for the Fund Trustees.

                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 10/31/07
                         ------------------------------

                                          Aggregate              Total Compensation from
                                         Compensation          Investment Companies in the
Name and Position with the Trust        from the Trust                Fund Complex
---------------------------------       --------------                ------------
INDEPENDENT FUND TRUSTEES
John Cannon                                $19,808                      $104,107
Trustee

Faith Colish                               $19,409                      $102,179
Trustee

Martha C. Goss*                             $7,938                       $44,670
Trustee

C. Anne Harvey                             $18,048                       $94,945
Trustee

                                          Aggregate              Total Compensation from
                                         Compensation          Investment Companies in the
Name and Position with the Trust        from the Trust                Fund Complex
---------------------------------       --------------                ------------
Robert A. Kavesh                           $19,409                      $102,179
Trustee

Michael M. Knetter*                        $11,566                       $63,961
Trustee

Howard A. Mileaf                           $20,513                      $108,054
Trustee

George W. Morriss*                         $12,272                       $67,909
Trustee

Edward I. O'Brien                          $19,409                      $102,179
Trustee

William E. Rulon                           $19,409                      $102,179
Trustee

Cornelius T. Ryan                          $21,438                      $112,919
Trustee

Tom D. Seip                                $24,210                      $127,514
Trustee

Candace L. Straight                        $19,409                      $102,179
Trustee

Peter P. Trapp                             $20,513                      $108,054
Trustee

FUND TRUSTEES WHO ARE "INTERESTED PERSONS"

Jack L. Rivkin                                  $0                            $0
President and Trustee

Peter E. Sundman                                $0                            $0
Chairman of the Board,
Chief Executive Officer
and Trustee

*Dr. Knetter and Mr. Morriss became Fund Trustees on February 28, 2007. Ms. Goss became a Fund Trustee on June 1, 2007.

     On February 1, 2008, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each class of the Fund.

Ownership of Equity Securities by the Fund Trustees
---------------------------------------------------

     Set forth below is the dollar range of securities owned by each Fund Trustee as of December 31, 2007.

       ------------------------------------------------------------------
                                                     High Income
       ------------------------------------------------------------------
         John Cannon                                      C
       ------------------------------------------------------------------
         Faith Colish                                     B
       ------------------------------------------------------------------

       ------------------------------------------------------------------
                                                     High Income
       ------------------------------------------------------------------
         Martha C. Goss                                   A
       ------------------------------------------------------------------
         C. Anne Harvey                                   A
       ------------------------------------------------------------------
         Robert A. Kavesh                                 A
       ------------------------------------------------------------------
         Michael M. Knetter                               A
       ------------------------------------------------------------------
         Howard A. Mileaf                                 C
       ------------------------------------------------------------------
         George W. Morriss                                A
       ------------------------------------------------------------------
         Edward I. O'Brien                                A
       ------------------------------------------------------------------
         William E. Rulon                                 A
       ------------------------------------------------------------------
         Cornelius T. Ryan                                A
       ------------------------------------------------------------------
         Tom D. Seip                                      A
       ------------------------------------------------------------------
         Candace L. Straight                              A
       ------------------------------------------------------------------
         Peter P. Trapp                                   A
       ------------------------------------------------------------------
         Jack L. Rivkin                                   A
       ------------------------------------------------------------------
         Peter E. Sundman                                 A
       ------------------------------------------------------------------


     The following table shows the aggregate dollar range that each Fund Trustee held in all the funds in the fund family as of December 31, 2007.

--------------------------------------------------------------------------------
NAME OF FUND TRUSTEE             AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                 ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY
                                 FUND TRUSTEE IN FAMILY OF INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
--------------------------------------------------------------------------------
John Cannon                                              E
--------------------------------------------------------------------------------
Faith Colish                                             E
--------------------------------------------------------------------------------
Martha C. Goss                                           C
--------------------------------------------------------------------------------
C. Anne Harvey                                           D
--------------------------------------------------------------------------------
Robert A. Kavesh                                         C
--------------------------------------------------------------------------------
Michael M. Knetter                                       A
--------------------------------------------------------------------------------
Howard A. Mileaf                                         E
--------------------------------------------------------------------------------
George W. Morriss                                        C
--------------------------------------------------------------------------------
Edward I. O'Brien                                        E
--------------------------------------------------------------------------------
William E. Rulon                                         E
--------------------------------------------------------------------------------
Cornelius T. Ryan                                        E
--------------------------------------------------------------------------------
Tom D. Seip                                              E
--------------------------------------------------------------------------------
Candace L. Straight                                      E
--------------------------------------------------------------------------------
Peter P. Trapp                                           E
--------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Jack L. Rivkin                                           B
--------------------------------------------------------------------------------
Peter E. Sundman                                         E
--------------------------------------------------------------------------------

A = None    B = $1-$10,000     C = $10,001 - $50,000     D = $50,001-$100,000
E = over $100,000

Independent Fund Trustees Ownership of Securities
-------------------------------------------------

     No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity, Lehman Brothers Asset Management or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

     NB Management serves as the investment manager to the Fund pursuant to a management agreement with the Trust, dated November 3, 2003.

     The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund, although NB Management has no current plans to pay a material amount of such compensation.

     NB Management provides to the Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the Fund Trustees, officers and employees of the Trust who are officers, directors, or employees of NB Management. Two directors of NB Management, who also serve as officers of NB Management, presently serve as Fund Trustees and/or officers of the Trust. See "Trustees and Officers." The Fund pays NB Management a management fee based on the Fund's average daily net assets, as described below.

     NB Management provides facilities, services, and personnel as well as accounting, record keeping and other services to the Fund pursuant to an administration agreement with the Trust for the Institutional Class shares dated [ ] (an "Administration Agreement,"). For such administrative services, the Institutional Class of the Fund pays NB Management a fee based on the Class's average daily net assets, as described below.

     Under the Administration Agreement, NB Management also provides to the Institutional Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of the Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

     The Management Agreement continues until October 31, 2008. The Management Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreement continues until October 31, 2008. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

     The Management Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

     From time to time, NB Management or the Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

     Third parties may be subject to federal or state laws that limit their ability to provide certain administrative or distribution related services. NB Management and the Fund intend to contract with third parties for only those services they may legally provide. If, due to a change in laws governing those third parties or in the interpretation of any such law, a third party is prohibited from performing some or all of the above-described services, NB Management or the Fund may be required to find alternative means of providing those services. Any such change is not expected to impact the Fund or its shareholders adversely.

Management and Administration Fees
----------------------------------

     For investment management services, the Fund pays NB Management a fee at the annual rate of 0.48% of average daily net assets.

     [For administrative services, the Institutional Class of the Fund pays NB Management a fee at the annual rate of [0.15%] of that Class's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Fund Trustees, including a majority of the Independent Fund Trustees, and periodic reports to the Fund Trustees on actual expenses. With the Fund's consent, NB Management may subcontract to third parties, including investment providers, some of its responsibilities to the Fund under the Administration Agreement and may compensate each such third party that provides such services. In addition, the Fund may compensate third parties, including investment providers, for accounting and other services.]

     The Fund accrued management fees of the following amounts (before any reimbursement of the Fund, described below) for the fiscal years ended October 31, 2007, 2006, and 2005:

                                                    Management
                                             Accrued for Fiscal Years
                                                 Ended October 31

                                        2007           2006            2005
                                        ----           ----            ----
HIGH INCOME                          $2,263,128     $3,117,246      $4,040,594

Contractual Expense Limitations
-------------------------------

     NB Management has contractually undertaken, during the respective period noted below, to forgo current payment of fees and/or reimburse annual operating expenses of the Institutional Class of the Fund so that its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) ("Operating Expenses") do not exceed the rate per annum noted below ("Expense Limitation").

     The Institutional Class of the Fund has agreed to repay NB Management out of its assets for any fees forgone by NB Management under the Expense Limitation or any Operating Expenses NB Management reimburses in excess of the Expense Limitation, provided the repayments do not cause the Class' Operating Expenses to exceed the respective annual rate of average daily net assets as noted below and the repayments are made within three years after the year in which NB Management incurred the expense.

     With respect to the Fund, the appropriateness of these undertakings is determined on a Fund-by-Fund and class-by-class basis.

FUND                                         CLASS      LIMITATION     EXPENSE
----                                         -----      ----------     -------
                                                          PERIOD      LIMITATION
                                                          ------      ----------

Lehman Brothers High Income Bond Fund    Institutional  10/31/2011      0.75%

Sub-Advisers
------------

     NB Management retains Lehman Brothers Asset Management, 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser pursuant to a sub-advisory agreement dated November 3, 2003 and an assignment and assumption agreement dated February 28, 2007. Prior to February 28, 2007, Neuberger Berman served as sub-adviser to the Fund. Throughout this section, the term "Sub-Adviser" will refer to Lehman Brothers Asset Management or Neuberger Berman, as applicable.

     These sub-advisory agreements provide in substance that the Sub-Adviser will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that the Sub-Adviser, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of the Sub-Adviser. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. These sub-advisory agreements provide that NB Management will pay for the services rendered by the Sub-Adviser based on the direct and indirect costs to the Sub-Adviser in connection with those services.

     Each sub-advisory agreement continues until October 31, 2008 for the Fund and is renewable from year to year, subject to approval of its continuance in the same manner as each Management Agreement. The sub-advisory agreements are subject to termination, without penalty, with respect to the Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management or by Lehman Brothers Asset Management on not less than 30 nor more than 60 days' prior written notice. Each sub-advisory agreement also terminates automatically with respect to the Fund if it is assigned or if the Management Agreement terminates with respect to the Fund.

Portfolio Manager Information
-----------------------------

Ann H. Benjamin and Thomas P. O'Reilly are the Portfolio Managers of the Fund.

     Accounts Managed
     ----------------

     The table below describes the accounts for which each Portfolio Manager has day-to-day management responsibility as of December 31, 2007.

                                                         NUMBER OF
                                                      ACCOUNTS MANAGED     ASSETS MANAGED FOR
                          NUMBER OF   TOTAL ASSETS       FOR WHICH       WHICH ADVISORY FEE IS
                          ACCOUNTS       MANAGED      ADVISORY FEE IS      PERFORMANCE-BASED
    TYPE OF ACCOUNT        MANAGED    ($ MILLIONS)   PERFORMANCE-BASED        ($ MILLIONS)
ANN H. BENJAMIN

Registered Investment          5           852.1             0                       0
Companies*

Other Pooled Investment        1           128.8             0                       0
Vehicles

Other Accounts**              38         6,347.5             1                   921.3

THOMAS P. O'REILLY

Registered Investment          5           852.1             0                       0
Companies*

Other Pooled Investment        1           128.8             0                       0
Vehicles

Other Accounts**              38         6,347.5             1                   921.3

                                           61

*Registered Investment Companies include all mutual funds managed by the portfolio manager, including the Fund.

**Other Accounts include: Institutional Separate Accounts, Sub-Advised, and Managed Accounts (WRAP).

     Conflicts of Interest
     ---------------------

     Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one Fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees, as the Portfolio Manager must allocate his time and investment ideas across multiple funds and accounts. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Fund, and which may include transactions that are directly contrary to the positions taken by the Fund. For example, a Portfolio Manager may engage in short sales of securities for another account that are the same type of securities in which the Fund it manages also invests. In such as case, the Portfolio Manager could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Additionally, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity. If one account were to buy or sell portfolio securities shortly before another account bought or sold the same securities, it could affect the price paid or received by the second account. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Finally, a conflict of interest may arise if NB Management and a Portfolio Manager have a financial incentive to favor one account over another, such as a performance-based management fee that applies to one account but not all Funds or accounts for which the Portfolio Manager is responsible.

     NB Management, Lehman Brothers Asset Management and the Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

     Compensation
     ------------

     NB MANAGEMENT. A portion of the compensation paid to each Portfolio Manager for management of the mutual funds in the fund family is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The Portfolio Managers are paid a base salary that is not dependent on performance. Each Portfolio Manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the Portfolio Managers' compensation packages, including: (i) whether the Portfolio Manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the

Portfolio Manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the Portfolio Manager is responsible.

     Certain Portfolio Managers may manage products other than mutual funds, such as high net worth separate accounts. For the management of these accounts, a Portfolio Manager will generally receive a percentage of pre-tax revenue determined on a monthly basis less third party payouts (E.G., a "finder's fee" or "referral fee" paid to a third party). To determine the percentage of revenue a Portfolio Manager receives, the aggregate fees collected on the accounts for which the Portfolio Manager is responsible are compared to a predetermined benchmark of fees that is grown 4% per annum.

     NB Management's Portfolio Managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. NB Management believes that its Portfolio Managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.

     In  addition,   there  are  additional  stock  and  option  award  programs available.

     NB Management believes the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.

     LEHMAN BROTHERS ASSET MANAGEMENT. Portfolio Managers are typically compensated on the basis of a salary and an annual discretionary, performance-based bonus, which is in the form of cash and conditional equity awards (restricted stock units and/or stock options). Elements of consideration for the discretionary bonuses are overall portfolio performance in relation to their peers, ability to attract and retain clients, revenue generation, assets under management, the current market conditions and overall contribution to the Firm. Managers are also evaluated on their collaboration with their client relationship and sales staff, their franchise building activities, teamwork, people and product development and their corporate citizenship.

     The percentage of compensation varies by position, experience/level and performance. In general, the more senior the investment professional, variable compensation becomes a greater portion of total compensation. As previously mentioned, all employees participate in the Lehman Brothers Equity Award program. The portion of compensation paid in equity increases as total compensation rises.

     Additionally, certain key members of the investment professional staff of Lehman Brothers Asset Management who were previously covered by employment contracts with Lehman Brothers will receive annual payouts from an Incentive Payment Pool ("IPP") valued at a fixed multiple of earnings for the fixed income business. Payouts began in 2007 and extend through 2009, and have specific non-compete and non-solicitation provision restrictions.

     Some accounts the Portfolio Managers manage tie compensation to performance. However, no substantial portion of the manager's compensation is tied directly to performance, so we believe that there are no significant incentives for them to take undue risks.

      Ownership of Securities
      -----------------------

      Set forth below is the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund(s) that the Portfolio Manager manages as of December 31, 2007.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER             FUND(S) MANAGED                 DOLLAR RANGE OF
                                                           EQUITY SECURITIES
                                                             OWNED IN THE FUND
--------------------------------------------------------------------------------
ANN H. BENJAMIN    Lehman Brothers High Income Bond Fund           A
--------------------------------------------------------------------------------
THOMAS P. O'REILLY Lehman Brothers High Income Bond Fund           A
--------------------------------------------------------------------------------

      A = NONE                                E = $100,001-$500,000

      B = $1-$10,000                          F = $500,001-$1,000,000

      C = $10,001 - $50,000                   G = OVER $1,000,001

      D =$50,001-$100,000

Investment Companies Managed
----------------------------

     The investment decisions concerning the Fund and the other registered investment companies managed by NB Management and/or Lehman Brothers Asset Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Fund. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Fund to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management and/or Lehman
Brothers Asset Management have varied from one another in the past and are likely to vary in the future.

     There may be occasions when the Fund and one or more of the Other NB Funds or other accounts managed by NB Management or Lehman Brothers Asset Management are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Fund's having their advisory arrangements with NB Management, Neuberger Berman and/or Lehman Brothers Asset Management outweighs any disadvantages that may result from contemporaneous transactions.

     The Fund is subject to certain limitations imposed on all advisory clients of NB Management and/or Lehman Brothers Asset Management (including the Fund, the Other NB Funds, and other managed accounts) and personnel of NB Management and/or Lehman Brothers Asset Management and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management and/or Lehman Brothers Asset Management that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics
---------------

     The Fund, NB Management and Lehman Brothers Asset Management have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Portfolio Managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Fund or taking personal advantage of investment opportunities that may belong to the Fund. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Lehman Brothers Asset Management
----------------------------------------------------------------------------

     Lehman Brothers Asset Management and NB Management are wholly owned by Lehman Brothers Holdings Inc. ("Lehman Brothers"), a publicly-owned holding company. The directors, officers and/or employees of NB Management who are deemed "control persons," all of whom have offices at the same address as NB Management are: Joseph Amato, Kevin Handwerker, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust. The directors, officers and/or employees of Lehman Brothers Asset Management who are deemed "control persons," all of whom have offices at the same address as Lehman Brothers Asset Management, are: Richard W. Knee, Lori A. Loftus and Bradley C. Tank.

     Lehman Brothers Holdings Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.

                           DISTRIBUTION ARRANGEMENTS

     The Fund offers two classes of shares, Investor Class and Institutional Class. This SAI relates to Institutional Class shares of the Fund.

Distributor
-----------

     NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares. Institutional Class shares are offered on a no-load basis.

     In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's Institutional Class shares, a continuous offering, without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Distributor also acts as agent in arranging for the sale of the Fund's Institutional Class shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.

     For the Fund's Institutional Class shares, which are sold directly to investors, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by NB Management or Lehman Brothers Asset Management.

     From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

     The Trust, on behalf of the Institutional Class of the Fund, and the Distributor are parties to a Distribution Agreement (the "Distribution Agreement"). The Distribution Agreement continues until October 31, 2008. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on their assignment, in the same manner as each Management Agreement.

Revenue Sharing
---------------

     NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the Fund) to certain brokers, dealers, or other financial intermediaries ("Financial Intermediaries") in connection with the sale, distribution, retention and/or servicing of Fund shares ("revenue sharing payments").

     Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary's financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

     In addition, NB Management may pay for: placing the Fund on the Financial Intermediary's sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Fund; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Fund; explaining to clients the features and characteristics of the Fund; conducting due diligence regarding the Fund; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.

     The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the particular Fund or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

     Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary's recommendation of the Fund or of any particular share class of the Fund. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that the Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary's compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary's recommendation of the Fund.

     In addition to the compensation described above, the Fund and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts ("subaccounting fees"). Such subaccounting fees paid by the Fund may differ depending on the Fund and are designed to be equal to or less than the fees the Fund would pay to their transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary's sales activities.

     NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Fund or retain shares of the Fund in their clients' accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Fund with respect to those assets.

                        ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

     The Fund's shares are bought or sold at a price that is the offering price or at a price that is the Fund's NAV per share. The NAV for each Class of the Fund is calculated by subtracting total liabilities of that Class from total assets attributable to the Class (the market value of the securities the Fund holds plus cash and other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding attributable to that Class and rounding the result to the nearest full cent.

     The Fund uses an independent pricing service to value its debt securities. Valuations of debt securities provided by an independent pricing service are based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. If quotations are not readily available, securities are valued by a method that the Fund Trustees believe accurately reflects fair value. The Fund periodically verifies valuations provided by the pricing services. Short- term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value. The Fund calculates it NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

     The Fund uses an independent pricing service to value its equity portfolio securities (including options). The independent pricing service values equity portfolio securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. Securities traded primarily on the Nasdaq are normally valued by the independent pricing service at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes.

     If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. If quotations are not readily available, securities are valued by a method that the Fund Trustees believe accurately reflects fair value.

     The Fund's foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors.

     If, after the close of the principal market on which a security is traded, and before the time the Fund's securities are priced that day, an event occurs that NB Management deems likely to cause a material change in the value of such security, the Board of Trustees has authorized NB Management, subject to the Board's review, to ascertain a fair value for such security. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. Under the 1940 Act, funds are required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security's valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security's fair value will be the same as or close to the subsequent opening market price for that security.

     If NB Management believes that the price of a security obtained under the Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Fund Trustees believe accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Automatic Investing and Dollar Cost Averaging
---------------------------------------------

     Institutional Class shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, a shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

     Automatic investing enables an Institutional Class shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of Fund shares generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

Financial Intermediaries
------------------------

     The Fund has authorized one or more Financial Intermediaries to receive purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase and redemption order when a Financial Intermediary or its designee receives the order. Purchase and redemption orders will be priced at the next share price to be calculated after the order has been "accepted" as defined in the Fund's prospectuses.

                        ADDITIONAL EXCHANGE INFORMATION

     As more fully set forth in a fund's prospectus, if shareholders purchased Advisor, Institutional, Investor or Trust Class shares of a fund in the fund family directly, they may redeem at least $1,000 worth of the fund's shares and invest the proceeds in shares of the corresponding class of one or more of the other funds in the fund family, provided that the minimum investment requirements of the other fund(s) are met. Investor Class may also be exchanged for Trust Class shares where NB Management is the Institution acting as the record owner on behalf of the shareholder making the exchange.

     In addition, Grandfathered Investors (as defined in the Class A and Class C shares Prospectus) may exchange their shares (either Investor Class or Trust Class) for Class A shares where Investor Class or Trust Class shares of the other fund in the fund family are not available; otherwise, they will exchange their shares into the corresponding class of the other fund in the fund family.

     An Institution may exchange a fund's Investor Class, Advisor Class, Trust Class, Institutional Class, Class A or Class C shares (if the shareholder did not purchase the fund's shares directly) for shares of the corresponding class of one or more of the other funds in the fund family, if made available through that Institution. This privilege is not available for Neuberger Berman Genesis Fund Institutional Class shareholders. Most Institutions allow you to take advantage of the exchange program.

     Exchanges are generally not subject to any applicable sales charges. However, exchanges from money market funds are subject to applicable sales charges of the fund being purchased, unless the money market fund shares were acquired through an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gain distributions from a fund having a sales charge.

     Most investment providers allow you to take advantage of the exchange program. Please contact your investment provider or NB Management for further information on exchanging your shares.

     Any of the funds in the fund family may terminate or modify its exchange privilege in the future. Before effecting an exchange, fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale and purchase of shares for federal income tax purposes, and, depending on the circumstances, a capital gain or loss may be realized.

     There can be no assurance that Lehman Brothers CALIFORNIA TAX-FREE MONEY Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL Money Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers TAX-FREE MONEY Fund, Neuberger Berman CASH RESERVES or Neuberger Berman GOVERNMENT MONEY Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

     Each of the funds in the fund family, except Neuberger Berman GLOBAL REAL ESTATE Fund, Neuberger Berman INTERNATIONAL Fund, Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund, Neuberger Berman INTERNATIONAL LARGE CAP Fund and Neuberger Berman REAL ESTATE Fund may terminate or materially alter its exchange privilege without notice to shareholders. Because Neuberger Berman GLOBAL REAL ESTATE Fund, Neuberger Berman INTERNATIONAL Fund, Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund, Neuberger Berman INTERNATIONAL LARGE CAP Fund and Neuberger Berman REAL ESTATE Fund charge shareholders a redemption fee on exchanges of fund shares held 60 days or less, the funds will provide at least 60 days' notice prior to terminating or materially altering its exchange privilege, except in the following cases:

      o If the effect of the amendment to the exchange privilege is to reduce or eliminate the redemption fee payable at the time of the exchange; or

      o In certain extraordinary circumstances, such as the suspension of the redemption of the fund's shares under Section 22(e) of the 1940 Act and the rules and regulations thereunder, or where a fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.

                       ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

     The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist.

     If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("NYSE Business Day") after termination of the suspension.

     As noted in the applicable Prospectus, the Fund, prices its shares as of the close of regular trading on the NYSE, which is normally 4 p.m. The NYSE may occasionally close early, e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard. On those days, the Fund will generally price its shares as of the earlier closing time.

Redemptions in Kind
-------------------

     The Fund reserves the right, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder or institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.

                       DIVIDENDS AND OTHER DISTRIBUTIONS

     The Fund distributes to its shareholders substantially all of its net investment income by Class (after deducting expenses attributable to the Class), any net capital gains (both long-term and short-term) and net gains from foreign currency transactions it earns or realizes. The Fund's net investment income, for financial accounting purposes, consists of all income accrued on portfolio assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income of the Fund and net gains and losses of the Fund, if any, are reflected in its NAV until distributed.

     The Fund ordinarily declares income dividends daily; dividends declared for each month are ordinarily paid on the last NYSE Business Day of the month.

     Shares of the Fund begin earning income dividends on the Bond Fund Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Bond Fund Business Day they are redeemed. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

     The Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Fund shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another fund in the fund family, as designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.

     A shareholder's cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder for 180 days, however, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

     Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Fund
--------------------

     To qualify or continue to qualify for treatment as a RIC under the Code, the Fund, which is treated as a separate corporation for federal tax purposes, must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income - consisting generally of taxable net investment income, the excess of net short-term capital gain over net long-term capital loss ("short-term gain"), and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid - plus its net interest income excludable from gross income under section 103(a) of the Code ("Distribution Requirement") and must meet several additional requirements. With respect to the Fund, these requirements include the following:

         (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies, and (b) net income from an interest in a "qualified publicly traded partnership" ("QPTP") ("Income Requirement"); and

         (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs.

     By qualifying for treatment as a RIC, the Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year, without being able to deduct the distributions it makes to its shareholders, and the shareholders would treat all those distributions, including distributions of net capital gain and amounts that otherwise would be "exempt-interest dividends" (described below), as dividends to the extent of the Fund's earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" would be taxable for federal tax purposes at the rate for net capital gain (a maximum of 15%). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

     The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions each year to avoid liability for the Excise Tax.

     The Fund may acquire zero coupon or other securities issued with OID, and the Fund may also acquire pay-in-kind securities, which pay "interest" through the issuance of additional securities. As a holder of those securities, the Fund must take into income (or take into account, in the case of municipal OID securities) the OID and other non-cash income that accrues on the securities during the taxable year, even if it receives no corresponding cash payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income and net tax-exempt income, including any accrued taxable and tax-exempt OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or, if necessary, from the proceeds of sales of its securities. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

     Interest and dividends the Fund receives, and gains it realizes, on foreign securities, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United

States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     The Fund's use of hedging strategies, such as writing (selling) and purchasing Futures Contracts and options and entering into Forward Contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses they realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments the Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

     The Fund's exchange-traded Futures Contracts, "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index), and certain foreign currency contracts that are subject to section 1256 of the Code (collectively "Section 1256 contracts") are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of its taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain it recognizes, without in either case increasing the cash available to it. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. The Fund may elect to exclude certain transactions from the operation of these rules, although doing so may have the effect of increasing the relative proportion of short-term gain (as noted above, taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends it must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

     Under Code section 988, gains or losses (1) from the disposition of foreign currencies, including Forward Contracts, (2) except in certain circumstances, from Hedging Instruments on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors, and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and
(4) that are  attributable  to exchange rate  fluctuations  between the time the
Fund accrues interest, dividends, or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If the Fund's section 988 losses exceed other investment company taxable income for a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, incurring the costs of currency conversion.

     When a covered call option written (sold) by the Fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than such amount. When a covered call option written by the Fund is exercised, it is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price it receives on the exercise plus the premium it received when it wrote the option is more or less than its basis in the underlying security.

     If the Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, Futures or Forward Contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a Futures or Forward Contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to the Fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).


Taxation of the Fund's Shareholders
-----------------------------------

     Dividends the Fund pays to a foreign shareholder, other than dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). Two categories of dividends, however, "interest-related dividends" and "short-term capital gain dividends," if properly designated by the Fund, will be exempt from that tax. "Interest-related dividends" are dividends that are attributable to "qualified net interest income" ("qualified interest income" less allocable deductions), which generally consists of certain OID, interest on obligations "in registered form," and interest on deposits. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The exemption from withholding tax will apply only to interest-related dividends and short-term capital gain dividends the Fund pays to foreign investors, with certain exceptions, with respect to its current taxable year, unless extended by proposed legislation introduced in Congress last year.

     As described in "Maintaining Your Account" in each Prospectus, the Fund may close a shareholder's account with it and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an IRA (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.

     The Fund is required to withhold 28% of all taxable dividends, and the Fund is required to withhold 28% of all capital gain distributions and redemption proceeds (regardless of the extent to which gain or loss may be realized), otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions otherwise payable to such shareholders who are subject to backup withholding for any other reason.

     If shares of the Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

                             PORTFOLIO TRANSACTIONS

     Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Fund typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

     In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), the Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, the Manager considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. The Manager also may consider the brokerage and research services that broker-dealers provide to the Fund or the Manager. Under certain conditions, the Fund may pay higher brokerage commissions in return for brokerage and research services. In any case, the Fund may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.

     [During the fiscal year ended October 31, 2007, the Fund paid brokerage commissions of $30,713, of which $0 was paid to Neuberger Berman and $0 was paid to Lehman Brothers. During the fiscal year ended October 31, 2007, transactions in which the Fund used Neuberger Berman as broker comprised 0.00% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.00% of the aggregate brokerage commissions paid by the Fund. During the fiscal year ended October 31, 2007, transactions in which the Fund used Lehman Brothers as broker comprised 0.00% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.00% of the aggregate brokerage commissions paid by the Fund. 100% of the $30,713 paid to other brokers by the Fund during that fiscal year (representing commissions on transactions involving approximately $24,344,860) was directed to those brokers at least partially on the basis of research services they provided. During the fiscal year ended October 31, 2007, the Fund did not acquire any securities of its "regular brokers or dealers." At October 31, 2007, that Fund held none of the securities of its "regular brokers or dealers."

     No  affiliate  of the Fund  receives  give-ups  or  reciprocal  business in connection with its portfolio transactions. The Fund does not effect transactions with or through broker-dealers in accordance with any formula or for selling shares of the Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Fund unless an appropriate exemption is available.

     The Fund may, from time to time, loan portfolio securities to Neuberger Berman and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by the Fund to Affiliated
Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by the Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Fund. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

     In effecting securities transactions, the Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Neuberger Berman and Lehman Brothers Inc. ("Lehman Brothers") act as principal brokers for the Fund in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market). The Fund plans to continue to use Neuberger Berman and/or Lehman Brothers. as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund's knowledge, no affiliate of the Fund receives give-ups or reciprocal business in connection with its securities transactions.

     The use of Neuberger Berman and Lehman Brothers as brokers for the Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

     Under the 1940 Act, commissions paid by the Fund to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Fund's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in the Manager's judgment. No Fund deems it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Fund unless an appropriate exemption is available.

     A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Fund and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers determine that the commissions paid to Neuberger Berman and Lehman Brothers by the Fund are fair and reasonable and effect brokerage transactions for the Fund must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

     To ensure that accounts of all investment clients, including the Fund, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

     Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of the Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Fund participates in.

      The Fund expects that it will continue to execute a portion of their transactions through brokers other than Neuberger Berman and Lehman Brothers. In selecting those brokers, the Manager considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by, and sale of Fund shares effected through, those brokers as well as any expense offset arrangements offered by the brokers.

     In certain instances the Manager specifically allocates brokerage for research services (including research reports on issuers and industries as well as economic and financial data). Such research may sometimes be available for cash purchase. While the receipt of such services has not reduced the Manager's normal internal research activities, the Manager's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, the Manager is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to the Manager by or through broker dealers. Research obtained in return for brokerage may be used in servicing any or all clients of the Manager and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services, the Manager always considers its best execution obligation when deciding which broker to utilize.

     A committee comprised of officers of NB Management and employees of Neuberger Berman and/or Lehman Brothers Asset Management who are Portfolio Managers of the Fund and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's and Lehman Brothers Asset Management's managed accounts ("Managed Accounts") evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

     The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if the Manager determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. The Manager believes that those research services benefit the Fund by supplementing the information otherwise available to the Manager. That research may be used by the Manager in servicing Other NB Funds and, in some cases, by Neuberger Berman and/or Lehman Brothers Asset Management in servicing the Managed Accounts. On the other hand, research received by the Manager from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman and/or Lehman Brothers Asset Management from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Fund's benefit.

Portfolio Turnover
------------------

     The Fund calculates its portfolio turnover rates by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.

Expense Offset Arrangement
--------------------------

     The Fund also has an expense offset arrangement in connection with its custodian contract. For the year ended October 31, 2007, the impact of this arrangement was a reduction of expenses as follows:


                ---------------------------------------------
                FUND                   AMOUNT OF REDUCTION
                                          OF EXPENSES
                ---------------------------------------------
                HIGH INCOME                   $16,759
                ---------------------------------------------

Proxy Voting
------------

     The Board has delegated to NB Management the responsibility to vote proxies related to the securities of their respective investment advisory clients. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and its shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

     NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of the advisory clients for whom NB Management has voting authority, including the Fund. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

     NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Glass, Lewis & Co. ("Glass Lewis") to vote proxies in accordance with NB Management's voting guidelines.

     NB Management's guidelines adopt the voting recommendations of Glass Lewis. NB Management retains final authority and fiduciary responsibility for proxy voting for their respective investment advisory clients. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

     In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

     If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                         PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy
------------------------------------

     The Fund prohibits the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Fund, rating and ranking organizations, and affiliated persons of the Fund or NB Management (the "Potential Recipients") unless such disclosure is consistent with the Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

     NB Management and the Fund have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Fund with a specific business reason to know the portfolio holdings of the Fund (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Fund prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

     Disclosure of portfolio holdings may be requested only by an officer of NB Management or the Fund by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Fund or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Fund or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

     No Fund, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Fund's Chief Compliance Officer, the Board of Trustees reviews the Fund's portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

     Pursuant to Codes of Ethics adopted by the Fund, NB Management, and Lehman Brothers Asset Management ("Code of Ethics"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Fund except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Fund's shareholders. The Code of Ethics also prohibits any person associated with the Fund, NB Management and Lehman Brothers Asset Management in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Fund from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients
--------------------------------------

     The Fund currently has ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved
Recipients:

     STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). The Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, the Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to the Fund's activities and supplies the Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of the Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of the Fund, except with the Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

     BEAR STEARNS SECURITIES CORP. ("BEAR STEARNS"). The Fund has entered into a securities lending agreement with Bear Stearns under which the Fund provides Bear Stearns with its complete portfolio holdings each day. Pursuant to such agreement, Bear Stearns agrees that all portfolio and other information concerning the Fund that is disclosed or made available to Bear Stearns constitutes a valuable asset of, and is proprietary to the Fund. Bear Stearns agrees that the Fund's information will be used solely for purposes of the transactions contemplated by the agreement or to comply with regulatory requirements or legal process and will not be disclosed to any other party without the express written consent of the Fund. Bear Stearns agrees to protect the Fund information by using the same degree of care to prevent the unauthorized disclosure of the Fund information as Bear Stearns uses to protect its own information of a like nature. The Fund pays a fee to Bear Stearns with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

     SECURITIES LENDING AGENT. The Fund may enter into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive the Fund's portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to the Fund's operations that is designated by that Fund as confidential will be protected from unauthorized use and disclosure by the principal borrower. The Fund participating in the agreement pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. The Fund also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

     OTHER THIRD-PARTY SERVICE PROVIDERS TO THE FUND. The Fund may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Fund who require access to this information to fulfill their duties to the Fund.

     In addition, the Fund may disclose portfolio holdings information to third parties that calculate information derived from holdings for use by NB Management, Lehman Brothers Asset Management and/or Neuberger Berman. Currently, the Fund provides its complete portfolio holdings to FactSet Research Systems Inc. ("FactSet") each day for this purpose. FactSet receives reasonable compensation for its services.

     In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

      Rating, Ranking and Research Agencies.
      --------------------------------------

     The Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. The Fund provides its complete portfolio holdings to: Vestek each day; Fitch, Inc. each week, for money market funds rated by Fitch Inc.; and Lipper, a Reuters company, on the second business day of each month. The Fund also provides its complete month-end portfolio holdings to Data Communiqu{e'} International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of the Fund's top 10 holdings. No compensation is received by the Fund, NB Management, Neuberger Berman, Lehman Brothers Asset Management or any other person in connection with the disclosure of this information. The Fund either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep the Fund's portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Fund.

                            REPORTS TO SHAREHOLDERS

     Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firm for the Fund. The Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Fund
--------

     The Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated as of May 19, 2007. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has thirteen separate operating series (including the Fund). The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

     Prior to June 1, 2007, the name of the Trust was "Neuberger Berman Income Funds."

     On February 28, 2007, the Fund changed its name from Neuberger Berman High Income Bond Fund.

     DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

     SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Fund. The Fund Trustees will call special meetings of shareholders of the Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund or Class entitled to vote at the meeting.

     CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

     OTHER. For Fund shares that can be bought, owned and sold through an intermediary, a client of an intermediary may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the intermediary or if the intermediary no longer has a contract with NB Management to perform services. Depending on the policies of the intermediary involved, an investor may be able to transfer an account from one intermediary to another.

                             CUSTODIAN AND TRANSFER AGENT

     The Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as the Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence for Institutional Class shares should be mailed to Neuberger

Berman Funds, Institutional Services, 605 Third Avenue, 2[nd] Floor, New York, NY 10158-0180.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Fund has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent registered public accounting firm that will audit its financial statements.

                                 LEGAL COUNSEL

     The Trust has selected Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, N.W., Washington, D.C. 20006-1600, as its legal counsel.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of March 1, 2008, the following are all of the beneficial and record owners of more than five percent of a class of the Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Fund of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

FUND AND CLASS                NAME & ADDRESS               PERCENT OWNED
--------------                --------------               -------------

Lehman Brothers               National Financial Services     23.52%
HIGH INCOME BOND Fund         PO Box 3908
                              Church Street Station
INVESTOR CLASS                New York, NY 10008-3908

                              Charles Schwab & Co. Inc.       20.40%
                              Attn: Mutual Funds
                              101 Montgomery St.
                              San Francisco, CA 94104-4151

                              Fidelity Investments             5.13%
                              100 Magellan Way, #KWIC
                              Covington, KY 41015-1999


                             REGISTRATION STATEMENT

     This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund.

     Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

     The following financial statements and related documents are incorporated herein by reference from the Fund's Annual Report to shareholders for the fiscal year ended October 31, 2007:

      The audited financial statements of Lehman Brothers HIGH INCOME Bond Fund (formerly, Neuberger Berman High Income Bond Fund), and notes thereto for the fiscal year ended October 31, 2007, and the report of Ernst & Young LLP, independent registered public accounting firm, with respect to such audited financial statements of the Fund.

                                                                      Appendix A

        RATINGS OF CORPORATE BONDS, MUNICIPAL BONDS AND COMMERCIAL PAPER

     S&P CORPORATE BOND RATINGS:
     ---------------------------

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI - The rating CI is reserved for income bonds on which no interest is being paid.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

      MOODY'S CORPORATE BOND RATINGS:
      ------------------------------

     Aaa - Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality and are subject to very low credit risk. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A are considered upper-medium grade and are subject to low credit risk. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B are considered speculative and are subject to high credit risk. They generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


      S&P MUNICIPAL BOND RATINGS:
      ---------------------------

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-) - The ratings above from AAA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.


     MOODY'S MUNICIPAL BOND RATINGS:
     -------------------------------

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above except Aaa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


     S&P COMMERCIAL PAPER RATINGS:
     -----------------------------

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).


      MOODY'S COMMERCIAL PAPER RATINGS:
      ---------------------------------

     Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

   -     Leading market positions in well-established industries.

   -     High rates of return on funds employed.

   - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

   - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

   - Well-established access to a range of financial markets and assured sources of alternate liquidity.

     S&P SHORT-TERM RATINGS:
     -----------------------

     SP-1 - Top-tier investment grade short-term rating reflects superior ability of repayment. Those issues determined to possess extraordinary safety characteristics are denoted with a plus sign (+).

     MOODY'S SHORT-TERM RATINGS:
     ---------------------------

     MIG 1, VMIG 1 - Top-tier investment grade short-term ratings reflect superior ability of repayment.

                          LEHMAN BROTHERS INCOME FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 65 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.    Exhibits
-------     --------

Exhibit Description
Number

(a)     (1)   Restated Certificate of Trust. Incorporated by Reference to
              Post-Effective Amendment No. 54 to Registrant's Registration
              Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed July
              2, 2007).

        (2) Trust Instrument, Amended and Restated, of Lehman Brothers Income Funds. Incorporated by Reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed July 2, 2007).

        (3) Amended Schedule A to Trust Instrument, Amended and Restated, of Lehman Brothers Income Funds. Incorporated by Reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 22, 2008).

(b) By-Laws of Lehman Brothers Income Funds. Incorporated by Reference to Post-Effective Amendment No. 59 on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed October 18, 2007).

(c)     (1)   By-Laws of Lehman Brothers Income Funds, Articles V, VI, and VIII.
              Incorporated by Reference to Post-Effective Amendment No. 59 on
              Form N-1A, File Nos. 2-85229 and 811-3802 (Filed October 18,
              2007).

        (2) Trust Instrument of Lehman Brothers Income Funds, Amended and Restated, Article V. Incorporated by Reference to Post- Effective Amendment No. 54 to Registrant's Registration Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed July 2, 2007).

(d)     (1)   (i)   Management Agreement Between Lehman Brothers Income Funds
                    and Neuberger Berman Management Inc. Incorporated by
                    Reference to Post-Effective Amendment No. 42 to Registrant's
                    Registration Statement on Form N-1A, File Nos. 2- 85229 and
                    811-3802 (Filed February 27, 2004).

              (ii) Amended Schedule A and B to Management Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers High Income Bond Fund, Lehman Brothers Municipal Money Fund, Lehman Brothers Municipal Securities Trust, Lehman Brothers Short Duration Bond Fund, Lehman Brothers Strategic Income Fund and Neuberger Berman Cash Reserves. Incorporated by Reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2008).

              (iii) Sub-Advisory Agreement Between Neuberger Berman Management
                    Inc. and Neuberger Berman, LLC. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2- 85229 and 811-3802 (Filed February 27, 2004).

Exhibit Description
Number

              (iv) Amended Schedule A to Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N- 1A, File Nos. 2-85229 and 811-3802 (Filed December 24, 2007).

              (v) Assignment and Assumption Agreement Between Neuberger Berman, LLC and Lehman Brothers Asset Management LLC with Respect to Lehman Brothers High Income Bond Fund, Lehman Brothers Municipal Money Fund, Lehman Brothers Municipal Securities Trust, Lehman Brothers Short Duration Bond Fund and Neuberger Berman Cash Reserves. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N- 1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

              (vi) Assignment and Assumption Agreement Between Neuberger Berman, LLC and Lehman Brothers Asset Management LLC with Respect to Neuberger Berman Government Money Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

        (2)   (i)   Management Agreement Between Lehman Brothers Income Funds
                    and Neuberger Berman Management Inc. with Respect to Lehman
                    Brothers Core Bond Fund. Incorporated by Reference to
                    Post-Effective Amendment No. 46 to Registrant's Registration
                    Statement on Form N-1A, File Nos. 2-85229 and 811-3802
                    (Filed June 1, 2005).

              (ii) Amended Schedule A and B to the Management Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers California Tax-Free Money Fund, Lehman Brothers Core Bond Fund, Lehman Brothers Core Plus Bond Fund and Lehman Brothers New York Municipal Money Fund. Incorporated By Reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A, File Nos. 2- 85229 and 811-3802 (Filed February 28, 2008).

              (iii) Sub-Advisory Agreement Between Neuberger Berman Management
                    Inc. and Lehman Brothers Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N- 1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

              (iv) Amended Schedule A and B to the Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Lehman Brothers Asset Management LLC with Respect to Lehman Brothers California Tax-Free Money Fund, Lehman Brothers Core Bond Fund, Lehman Brothers Core Plus Bond Fund, Lehman Brothers New York Municipal Money Fund. Incorporated By Reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N- 1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2008).

        (3)   (i)   Management Agreement between Institutional Liquidity Trust and Neuberger Berman Management Inc. ("NB Management").
                    Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registration Statement of Lehman Brothers
                    Institutional Liquidity Series, File Nos. 333-120167 and
                    811-21648 (Filed on December 23, 2004).

Exhibit Description
Number

              (ii) Amended Schedule A and B to the Management Agreement between Institutional Liquidity Trust and NB Management. Incorporated by Reference to Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed September 10, 2007).

              (iii) Investment Advisory Agreement between NB Management and
                    Lehman Brothers Asset Management LLC with respect to Government Master Series, Government Reserves Master Series, Municipal Master Series, Tax-Exempt Master Series and Treasury Reserves Master Series (Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registration statement of Lehman Brothers Institutional Liquidity Funds, File Nos. 333-122847 and 811-21715, filed on December 15,
                    2006).

              (iv) Amended Schedule A and B to the Investment Advisory Agreement between Institutional Liquidity Trust and NB Management. Incorporated by Reference to Post-Effective Amendment No. 1 to the Registration Statement of Lehman Brothers Institutional Liquidity Funds, File Nos. 333-122847 and 811-21715 (Filed on July 27, 2007).

(e)     (1)   (i)   Distribution Agreement Between Lehman Brothers Income Funds
                    and Neuberger Berman Management Inc. with Respect to
                    Investor Class Shares. Incorporated by Reference to
                    Post-Effective Amendment No. 42 to Registrant's Registration
                    Statement on Form N-1A, File Nos. 2-85229 and 811-3802
                    (Filed February 27, 2004).

              (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed September 14, 2007).

        (2)   (i)   Distribution Agreement Between Lehman Brothers Income Funds
                    and Neuberger Berman Management Inc. with Respect to Trust
                    Class Shares of Lehman Brothers Short Duration Bond Fund.
                    Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File
                    Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

              (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Lehman Brothers Short Duration Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A, File Nos. 2- 85229 and 811-3802 (Filed December 24, 2007).

        (3)   (i)   Distribution Agreement Between Lehman Brothers Income Funds
                    and Neuberger Berman Management Inc. with Respect to
                    Institutional Class Shares of Lehman Brothers Strategic
                    Income Fund. Incorporated by Reference to Post- Effective
                    Amendment No. 42 to Registrant's Registration Statement on
                    Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February
                    27, 2004).

              (ii) Form of Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares of Lehman Brothers Core Plus Bond Fund, Lehman Brothers High Income Bond Fund and Lehman Brothers Strategic Income Fund. (Filed herewith).

Exhibit Description
Number

        (4)   (i)   Distribution and Services Agreement Between Lehman Brothers
                    Income Funds and Neuberger Berman Management Inc. with
                    Respect to Neuberger Berman Investor Class Shares (now,
                    Investor Class Shares) of Lehman Brothers Core Bond Fund.
                    Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File
                    Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

              (ii) Amended Schedule A to the Distribution and Services Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman Investor Class Shares (now, Investor Class Shares) of Lehman Brothers Core Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 24, 2007).

        (5)   (i)   Distribution Agreement Between Lehman Brothers Income Funds
                    and Neuberger Berman Management Inc. with Respect to the
                    Lehman Brothers Institutional Class (now, Institutional
                    Class) of Lehman Brothers Core Bond Fund. Incorporated by
                    Reference to Post-Effective Amendment No. 46 to Registrant's
                    Registration Statement on Form N- 1A, File Nos. 2-85229 and
                    811-3802 (Filed June 1, 2005).

              (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to the Lehman Brothers Institutional Class (now, Institutional Class) of Lehman Brothers Core Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 24, 2007).

        (6)   (i)   Distribution Agreement Between Lehman Brothers Income Funds
                    and Neuberger Berman Management Inc. with Respect to Reserve
                    Class Shares. Incorporated by Reference to Post-Effective
                    Amendment No. 48 to Registrant's Registration statement on
                    Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December
                    19, 2005).

              (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Reserve Class Shares. Incorporated by Reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed September 14, 2007).

        (7)   (i)   Distribution and Services Agreement Between Lehman Brothers
                    Income Funds and Neuberger Berman Management Inc. with
                    Respect to Trust Class Shares of Lehman Brothers Strategic
                    Income Fund. Incorporated by Reference to Post-Effective
                    Amendment No. 53 to Registrant's Registration Statement on
                    Form N-1A, File Nos. 2-85229 and 811- 3802 (Filed February
                    28, 2007).

              (ii) Amended Schedule A to the Distribution and Services Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Lehman Brothers Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N- 1A, File Nos. 2-85229 and 811-3802 (Filed December 24, 2007).

        (8) Distribution and Services Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

Exhibit Description
Number

        (9) Distribution and Services Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

(f)     Bonus, Profit Sharing Contracts.  None.

(g)     (1)   (i)   Custodian Contract Between Lehman Brothers Income Funds and
                    State Street Bank and Trust Company. Incorporated by
                    Reference to Post-Effective Amendment No. 21 to Registrant's
                    Registration Statement on Form N-1A, File Nos. 2-85229 and
                    811-3802 (Filed February 23, 1996).

              (ii) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed January 31, 1997).

(h)     (1)   (i)   Transfer Agency and Service Agreement Between Lehman
                    Brothers Income Funds and State Street Bank and Trust
                    Company. Incorporated by Reference to Post-Effective
                    Amendment No. 53 to Registrant's Registration Statement on
                    Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February
                    28, 2007).

        (2)   (i)   Administration Agreement Between Lehman Brothers Income
                    Funds and Neuberger Berman Management Inc. with Respect to
                    Investor Class Shares. Incorporated by Reference to
                    Post-Effective Amendment No. 42 to Registrant's Registration
                    Statement on Form N-1A, File Nos. 2-85229 and 811-3802
                    (Filed February 27, 2004).

              (ii) Amended Schedule A and B to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 24, 2007).

        (3)   (i)   Administration Agreement Between Lehman Brothers Income
                    Funds and Neuberger Berman Management Inc. with Respect to
                    Trust Class Shares of Lehman Brothers Short Duration Bond
                    Fund. Incorporated by Reference to Post-Effective Amendment
                    No. 42 to Registrant's Registration Statement on Form N-1A,
                    File Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

              (ii) Amended Schedule A and B to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Lehman Brothers Short Duration Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N- 1A, File Nos. 2-85229 and 811-3802 (Filed December 24, 2007).

        (4)   (i)   Administration Agreement Between Lehman Brothers Income
                    Funds and Neuberger Berman Management Inc. with Respect to
                    Neuberger Berman Investor Class (now, Investor Class) Shares of Lehman Brothers Core Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's
                    Registration Statement on Form N- 1A, File Nos. 2-85229 and
                    811-3802 (Filed June 1, 2005).

Exhibit Description
Number

              (ii) Amended Schedule A and B to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman Investor Class (now, Investor Class) Shares of Lehman Brothers Core Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 24, 2007).

        (5)   (i)   Administration Agreement Between Lehman Brothers Income
                    Funds and Neuberger Berman Management Inc. with Respect to
                    Lehman Brothers Institutional Class (now, Institutional
                    Class) Shares of Lehman Brothers Core Bond Fund.
                    Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N- 1A, File
                    Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

              (ii) Form of Amended Schedule A and B to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers Institutional Class (now, Institutional Class) Shares of Lehman Brothers Core Bond Fund and Lehman Brothers Core Plus Bond Fund and Lehman Brothers High Income Bond Fund. (Filed herewith).

        (6)   (i)   Administration Agreement Between Lehman Brothers Income
                    Funds and Neuberger Berman Management Inc. with Respect to
                    Reserve Class Shares. Incorporated by Reference to
                    Post-Effective Amendment No. 48 to Registrant's Registration statement on Form N-1A, File Nos. 2-85229 and 811-3802
                    (Filed December 19, 2005).

              (ii) Amended Schedule A and B to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Reserve Class Shares. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 24, 2007).

        (7)   (i)   Administration Agreement Between Lehman Brothers Income
                    Funds and Neuberger Berman Management Inc. with Respect to
                    Trust Class Shares of Strategic Income Fund. Incorporated by
                    Reference to Post-Effective Amendment No. 53 to Registrant's
                    Registration Statement on Form N-1A, File Nos. 2-85229 and
                    811-3802 (Filed February 28, 2007).

              (ii) Amended Schedule A and B to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 24, 2007).

        (8)   (i)   Administration Agreement, Amended and Restated, Between
                    Lehman Brothers Income Funds and Neuberger Berman Management
                    Inc. with Respect to Institutional Class Shares of Strategic
                    Income Fund. Incorporated by Reference to Post-Effective
                    Amendment No. 53 to Registrant's Registration Statement on
                    Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February
                    28, 2007).

              (ii) Amended Schedule A and B to the Administration Agreement, Amended and Restated, Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares of Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N- 1A, File Nos. 2-85229 and 811-3802 (Filed December 24, 2007).

Exhibit Description
Number

        (9) Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

        (10) Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

        (11) Expense Limitation Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to the Funds and Classes listed on the attached Schedule A. Incorporated by Reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A, File Nos. File Nos. 2-85229 and 811-3802 (Filed February 28, 2008).

        (12) Expense Limitation Agreement between Institutional Liquidity Trust and Neuberger Berman Management Inc. with Respect to Municipal Master Series and Tax-Exempt Master Series Incorporated by Reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2008).

        (13) Form of Expense Limitation Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Class A and Class C of Lehman Brothers Core Plus Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 22, 2008).

        (14) Form of Expense Limitation Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class of Lehman Brothers High Income Bond Fund. (Filed herewith).

(i) Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP with Respect to Securities Matters of the Registrant. (Filed herewith).

(j) Consent of Independent Registered Public Accounting Firm. (Filed herewith).

(k)     Financial Statements Omitted from Prospectus. None.

(l)     Letter of Investment Intent. None.

(m)     (1)   (i)  Plan Pursuant to Rule 12b-1 with Respect to Neuberger Berman
                   Investor Class (now, Investor Class) Shares. Incorporated by
                   Reference to Post-Effective Amendment No. 46 to Registrant's
                   Registration Statement on Form N-1A, File Nos. 2-85229 and
                   811-3802 (Filed June 1, 2005).

              (ii) Amended Schedule A to the Plan Pursuant to Rule 12b-1 with
                   Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A, File Nos. 2- 85229 and 811-3802 (Filed December 24, 2007).

        (2)   (i)  Plan Pursuant to Rule 12b-1 with Respect to Trust Class
                   Shares. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

Exhibit Description
Number

              (ii) Amended Schedule A to the Plan Pursuant to Rule 12b-1 with
                   Respect to Trust Class Shares. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A, File Nos. 2- 85229 and 811-3802 (Filed December 24, 2007).

        (3)        Plan Pursuant to Rule 12b-1 with Respect to Class A Shares.
                   Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

        (4)        Plan Pursuant to Rule 12b-1 with Respect to Class C Shares.
                   Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

(n) Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 22, 2008).

(o)     (1)   Power of Attorney for Lehman Brothers Income Funds. Incorporated
              by Reference to Post-Effective Amendment No. 51 to Registrant's
              Registration Statement on Form N-1A, File Nos. 2-85229 and
              811-3802 (Filed December 29, 2006).

        (2) Power of Attorney for Lehman Brothers Income Funds. Incorporated by Reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed July 2, 2007).

        (3) Power of Attorney for Lehman Brothers Income Funds. Incorporated by Reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed September 10, 2007).

        (4) Power of Attorney for Institutional Liquidity Trust. Incorporated by Reference to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 29, 2006).

        (5) Power of Attorney for Institutional Liquidity Trust. Incorporated by Reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed July 2, 2007).

        (6) Power of Attorney for Institutional Liquidity Trust. Incorporated by Reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed September 10, 2007).

(p)     (1)   Code of Ethics for Registrant, Investment Adviser and Underwriter.
              Incorporated by Reference to Post-Effective Amendment No. 44 to
              Registrant's Registration Statement on Form N-1A, File Nos.
              2-85229 and 811-3802 (Filed February 25, 2005).

        (2) Code of Ethics for Lehman Brothers Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed March 18, 2005).


Item 24.    Persons Controlled By or Under Common Control with Registrant.
-------     -------------------------------------------------------------

No person is controlled by or under common control with the Registrant.

Item 25.    Indemnification.
-------     ---------------

A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 9 of the Management Agreements between Neuberger Berman Management Inc. ("NB Management") and the Registrant and between NB Management and Institutional Liquidity Trust ("Master Trust") provide that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Registrant or the Master Trust at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relate; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Registrant or the Master Trust or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant or Master Trust against any liability to the Registrant or Master Trust, respectively, or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant or Master Trust.

Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") (now assigned to Lehman Brothers Asset Management LLC ("Lehman Brothers")with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreements relate.

Section 6 of the Sub-Advisory Agreement between NB Management and Lehman Brothers and the Registrant provides that neither Lehman Brothers nor any director, officer or employee of Lehman Brothers performing services for any series of the Registrant at the direction or request of Lehman Brothers in connection with Lehman Brothers' discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect Lehman Brothers against any liability to the Registrant or any series thereof or its interest holders to which Lehman Brothers would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of Lehman Brothers' reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of Lehman Brothers who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant.

Section 6 of the Investment Advisory Agreement between NB Management and Lehman Brothers Asset Management LLC, with respect to the Master Trust or any series thereof, provides that neither Lehman Brothers Asset Management LLC nor any director, officer or employee of Lehman Brothers Asset Management LLC performing services for any series of the Master Trust shall be liable for any error of judgment or mistake of law or for any loss suffered by NB Management or the Master Trust or a series thereof in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under the Agreement.

Section 11 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 12 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 13 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

Section 11 or Section 14 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of Investment Adviser and Sub-Adviser.
-------    ---------------------------------------------------------------------

            There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.


NAME                   BUSINESS AND OTHER CONNECTIONS
----                   ------------------------------

Joseph V. Amato        Director, NB Management since 2007; Sole Director, CEO
Director               and President, Neuberger Berman Inc. since 2007; CEO,
                       Neuberger Berman, LLC since 2007; Managing Director,
                       Lehman Brothers Inc. since 1994; formerly, Co-Head of
                       Asset Management, Neuberger Berman, LLC from 2006 to
                       2007.

Ann H. Benjamin        Portfolio Manager, High Income Bond Portfolio, a series
Vice President,        of Neuberger Berman Advisers Management Trust; Portfolio
NB Management          Manager, Lehman Brothers High Income Bond Fund and Lehman
                       Brothers Strategic Income Fund, each a series of Lehman
                       Brothers Income Funds; Portfolio Manager, Neuberger
                       Berman Income Opportunity Fund Inc.; Portfolio Manager,
                       Lehman Brothers First Trust Income Opportunity Fund.

Michael L. Bowyer      Associate Portfolio Manager, Neuberger Berman Genesis
Vice President,        Fund, a series of Neuberger Berman Equity Funds.
NB Management

Claudia A. Brandon     Senior Vice President, Neuberger Berman, LLC since 2007;
Vice President/        formerly, Vice President, Neuberger Berman, LLC, 2002 to
Mutual Fund Board      2006 and Employee since 1999; Secretary, Neuberger Berman
Relations and          Advisers Management Trust; Secretary, Neuberger Berman
Assistant Secretary,   Equity Funds; Secretary, Lehman Brothers Income Funds;
NB Management.         Secretary, Neuberger Berman Intermediate Municipal Fund
                       Inc.; Secretary, Neuberger Berman New York Intermediate
                       Municipal Fund Inc.; Secretary, Neuberger Berman
                       California Intermediate Municipal Fund Inc.; Secretary,
                       Neuberger Berman Income Opportunity Fund Inc.; Secretary,
                       Neuberger Berman Real Estate Securities Income Fund Inc.;
                       Secretary, Neuberger Berman Dividend Advantage Fund Inc.;
                       Secretary, Lehman Brothers First Trust Income Opportunity
                       Fund; Secretary, Neuberger Berman Institutional Liquidity
                       Series; Secretary, Lehman Brothers Institutional
                       Liquidity Cash Management Funds; Secretary, Institutional
                       Liquidity Trust; Secretary, Lehman Brothers Reserve
                       Liquidity Funds; Secretary, Lehman Brothers Institutional
                       Liquidity Funds.

NAME                   BUSINESS AND OTHER CONNECTIONS
----                   ------------------------------

Steven R. Brown        Managing Director, Neuberger Berman, LLC; Portfolio
Vice President,        Manager, Neuberger Berman Income Opportunity Fund Inc.;
NB Management.         Portfolio Manager, Neuberger Berman Real Estate
                       Securities Income Fund Inc.; Portfolio Manager, Neuberger
                       Berman Dividend Advantage Fund Inc.; Portfolio Manager,
                       Neuberger Berman Global Real Estate Fund and Neuberger
                       Berman Real Estate Fund, a series of Neuberger Berman
                       Equity Funds; Portfolio Manager, Real Estate Portfolio, a series of Neuberger Berman Advisers Management Trust;
                       Portfolio Manager, Lehman Brothers Strategic Income Fund, a series of Lehman Brothers Income Funds.


David H. Burshtan      Portfolio Manager, Neuberger Berman Small Cap Growth
Vice President,        Fund, a series of Neuberger Berman Equity Funds.
NB Management.

Lori B. Canell         Managing Director, Neuberger Berman, LLC; Portfolio
Vice President,        Manager, Neuberger Berman California Intermediate
NB Management.         Municipal Fund Inc.; Portfolio Manager, Neuberger Berman
                       Intermediate Municipal Fund Inc.; Portfolio Manager,
                       Neuberger Berman New York Intermediate Municipal Fund
                       Inc.; Portfolio Manager, Lehman Brothers Municipal
                       Securities Trust, a series of Lehman Brothers Income
                       Funds.

Robert Conti           Managing Director, Neuberger Berman, LLC since 2007;
Senior Vice            formerly, Senior Vice President of Neuberger Berman, LLC,
President,             2003 to 2006; Vice President, Neuberger Berman, LLC, from
NB Management.         1999 to 2003; Vice President, Lehman Brothers Income
                       Funds; Vice President, Neuberger Berman Equity Funds;
                       Vice President, Neuberger Berman Advisers Management
                       Trust; Vice President, Neuberger Berman Intermediate
                       Municipal Fund Inc.; Vice President, Neuberger Berman New
                       York Intermediate Municipal Fund Inc.; Vice President,
                       Neuberger Berman California Intermediate Municipal Fund
                       Inc.; Vice President, Neuberger Berman Income Opportunity
                       Fund Inc.; Vice President, Neuberger Berman Real Estate
                       Securities Income Fund Inc.; Vice President, Neuberger
                       Berman Dividend Advantage Fund Inc.; Vice President,
                       Lehman Brothers First Trust Income Opportunity Fund; Vice
                       President, Neuberger Berman Institutional Liquidity
                       Series; Vice President, Lehman Brothers Institutional
                       Liquidity Cash Management Funds; Vice President,
                       Institutional Liquidity Trust; Vice President, Lehman
                       Brothers Reserve Liquidity Funds; Vice President, Lehman
                       Brothers Institutional Liquidity Funds.

Robert B. Corman       Managing Director, Neuberger Berman, LLC; Portfolio
Vice President,        Manager, Neuberger Berman Focus Fund, a series of
NB Management.         Neuberger Berman Equity Funds.


Robert W. A'Alelio     Managing Director, Neuberger Berman, LLC; Portfolio
Vice President,        Manager, Neuberger Berman Genesis Fund, a series of
NB Management.         Neuberger Berman Equity Funds.

NAME                   BUSINESS AND OTHER CONNECTIONS
----                   ------------------------------

John E. Dugenske       Portfolio Manager, Balanced Portfolio and Short Duration
Vice President,        Bond Portfolio, each a series of Neuberger Berman
NB Management.         Advisers Management Trust; Portfolio Manager, Neuberger
                       Berman Cash Reserves, Neuberger Berman Government Money
                       Fund and Lehman Brothers Short Duration Bond Fund, each a series of Lehman Brothers Income Funds.

Ingrid Dyott           Vice President, Neuberger Berman, LLC; Associate
Vice President,        Portfolio Manager, Guardian Portfolio, a series of
NB Management.         Neuberger Berman Advisers Management Trust; Portfolio
                       Manager, Socially Responsive Portfolio, a series of
                       Neuberger Berman Advisers Management Trust; Associate
                       Portfolio Manager, Neuberger Berman Guardian Fund, a series of Neuberger Berman Equity Funds; Portfolio
                       Manager, Neuberger Berman Socially Responsive Fund, a series of Neuberger Berman Equity Funds.

Michael F. Fasciano    Managing Director, Neuberger Berman, LLC since March
Vice President,        2001; Portfolio Manager, Neuberger Berman Fasciano Fund,
NB Management.         a series of Neuberger Berman Equity Funds; Portfolio
                       Manager, Fasciano Portfolio, a series of Neuberger Berman
                       Advisers Management Trust.

Janet A. Fiorenza      Portfolio Manager, Lehman Brothers Municipal Money Fund,
Vice President,        Lehman Brothers National Municipal Money Fund, Lehman
NB Management.         Brothers New York Municipal Money Fund and Lehman
                       Brothers Tax-Free Money Fund, each a series of Lehman
                       Brothers Income Funds.

William J. Furrer      Portfolio Manager, Lehman Brothers Municipal Money Fund,
Vice President,        Lehman Brothers National Municipal Money Fund, Lehman
NB Management.         Brothers New York Municipal Money Fund and Lehman
                       Brothers Tax-Free Money Fund, each a series of Lehman
                       Brothers Income Funds.

Brian J. Gaffney       Managing Director, Neuberger Berman, LLC since 1999; Vice
Senior Vice            President, Lehman Brothers Income Funds; Vice President,
President,             Neuberger Berman Equity Funds; Vice President, Neuberger
NB Management.         Berman Advisers Management Trust; Vice President,
                       Neuberger Berman Intermediate Municipal Fund Inc.; Vice
                       President, Neuberger Berman New York Intermediate
                       Municipal Fund Inc.; Vice President, Neuberger Berman
                       California Intermediate Municipal Fund Inc.; Vice
                       President, Neuberger Berman Income Opportunity Fund Inc.;
                       Vice President, Neuberger Berman Real Estate Securities
                       Income Fund Inc.; Vice President, Neuberger Berman
                       Dividend Advantage Fund Inc.; Vice President, Lehman
                       Brothers First Trust Income Opportunity Fund; Vice
                       President, Neuberger Berman Institutional Liquidity
                       Series; Vice President, Lehman Brothers Institutional
                       Liquidity Cash Management Funds; Vice President,
                       Institutional Liquidity Trust; Vice President, Lehman
                       Brothers Reserve Liquidity Funds; Vice President, Lehman
                       Brothers Institutional Liquidity Funds.

NAME                   BUSINESS AND OTHER CONNECTIONS
----                   ------------------------------

Maxine L. Gerson       Senior Vice President, Neuberger Berman, LLC since 2002;
Secretary and          Deputy General Counsel and Assistant Secretary, Neuberger
General Counsel,       Berman, LLC since 2001; Chief Legal Officer, Lehman
NB Management.         Brothers Income Funds; Chief Legal Officer, Neuberger
                       Berman Equity Funds; Chief Legal Officer, Neuberger
                       Berman Advisers Management Trust; Chief Legal Officer,
                       Neuberger Berman Intermediate Municipal Fund Inc.; Chief
                       Legal Officer, Neuberger Berman New York Intermediate
                       Municipal Fund Inc.; Chief Legal Officer, Neuberger
                       Berman California Intermediate Municipal Fund Inc.;
                       Chief Legal Officer, Neuberger Berman Income Opportunity
                       Fund Inc.; Chief Legal Officer, Neuberger Berman Real
                       Estate Securities Income Fund Inc.; Chief Legal Officer,
                       Neuberger Berman Dividend Advantage Fund Inc.; Chief
                       Legal Officer, Lehman Brothers First Trust Income
                       Opportunity Fund; Chief Legal Officer, Neuberger Berman
                       Institutional Liquidity Series; Chief Legal Officer,
                       Lehman Brothers Institutional Liquidity Cash Management
                       Funds; Chief Legal Officer, Institutional Liquidity
                       Trust; Chief Legal Officer, Lehman Brothers Reserve
                       Liquidity Funds; Chief Legal Officer, Lehman Brothers
                       Institutional Liquidity Funds.

Edward S. Grieb        Senior Vice President and Treasurer, Neuberger Berman,
Treasurer and          LLC; Treasurer, Neuberger Berman Inc.
Chief Financial
Officer,
NB Management.

Michael J. Hanratty    None.
Vice President,
NB Management.

Milu E. Komer          Associate Portfolio Manager, International Portfolio, a
Vice President,        series of Neuberger Berman Advisers Management Trust;
NB Management.         Associate Portfolio Manager, Neuberger Berman
                       International Fund, Neuberger Berman International
                       Institutional Fund and Neuberger Berman International
                       Large Cap Fund, each a series of Neuberger Berman Equity
                       Funds.

Sajjad S. Ladiwala     Associate Portfolio Manager, Guardian Portfolio and
Vice President,        Socially Responsive Portfolio, each a series of Neuberger
NB Management.         Berman Advisers Management Trust; Associate Portfolio
                       Manager, Neuberger Berman Guardian Fund and Neuberger
                       Berman Socially Responsive Fund, each a series of Neuberger Berman Equity Funds.

Kelly M. Landron       Portfolio Manager, Lehman Brothers Municipal Money Fund,
Vice President,        Lehman Brothers National Municipal Money Fund, Lehman
NB Management.         Brothers New York Municipal Money Fund and Lehman
                       Brothers Tax-Free Money Fund, each a series of Lehman
                       Brothers Income Funds.

Richard S. Levine      Portfolio Manager, Lehman Brothers Strategic Income Fund,
Vice President,        a series of Lehman Brothers Income Funds; Portfolio
NB Management.         Manager, Neuberger Berman Dividend Advantage Fund Inc.

John A. Lovito         Portfolio Manager, Lehman Brothers Strategic Income Fund,
Vice President,        a series of Lehman Brothers Income Funds.
NB Management.

NAME                   BUSINESS AND OTHER CONNECTIONS
----                   ------------------------------

Arthur Moretti         Managing Director, Neuberger Berman, LLC since June 2001;
Vice President,        Portfolio Manager, Neuberger Berman Guardian Fund and
NB Management.         Neuberger Berman Socially Responsive Fund, each a series
                       of Neuberger Berman Equity Funds; Portfolio Manager,
                       Guardian Portfolio and Socially Responsive Portfolio, each a series of Neuberger Berman Advisers Management
                       Trust.

S. Basu Mullick        Managing Director, Neuberger Berman, LLC; Portfolio
Vice President,        Manager, Neuberger Berman Partners Fund and Neuberger
NB Management.         Berman Regency Fund, each a series of Neuberger Berman
                       Equity Funds; Portfolio Manager, Partners Portfolio and
                       Regency Portfolio, each a series of Neuberger Berman
                       Advisers Management Trust.

Thomas P.              Portfolio Manager, Neuberger Berman Income Opportunity
O'Reilly               Fund Inc.; Portfolio Manager, Lehman Brothers First Trust
Vice President,        Income Opportunity Fund; Portfolio Manager, Lehman
NB Management.         Brothers Strategic Income Fund and Lehman Brothers High
                       Income Bond Fund, each a series of Lehman Brothers Income
                       Funds; Portfolio Manager, High Income Bond Portfolio, a series of Neuberger Berman Advisers Management Trust.

Loraine Olavarria      None.
Assistant Secretary,
NB Management.

Elizabeth Reagan       None.
Vice President,
NB Management.

Brett S. Reiner        Associate Portfolio Manager, Neuberger Berman Genesis
Vice President,        Fund, a series of Neuberger Berman Equity Funds.
NB Management.

Jack L. Rivkin         Executive Vice President, Neuberger Berman, LLC;
Chairman and           Executive Vice President, Neuberger Berman Inc.;
Director, NB           President and Director, Neuberger Berman Intermediate
Management.            Municipal Fund Inc.; President and Director, Neuberger
                       Berman New York Intermediate Municipal Fund Inc.;
                       President and Director, Neuberger Berman California
                       Intermediate Municipal Fund Inc.; President and Trustee,
                       Neuberger Berman Advisers Management Trust; President and
                       Trustee, Neuberger Berman Equity Funds; President and
                       Trustee, Lehman Brothers Income Funds; President and
                       Director, Neuberger Berman Income Opportunity Fund Inc.;
                       President and Director, Neuberger Berman Real Estate
                       Securities Income Fund Inc.; President, Director and
                       Portfolio Manager, Neuberger Berman Dividend Advantage
                       Fund Inc.; President and Trustee, Lehman Brothers First
                       Trust Income Opportunity Fund; President and Trustee,
                       Neuberger Berman Institutional Liquidity Series;
                       President and Trustee, Lehman Brothers Institutional
                       Liquidity Cash Management Funds; President and Trustee,
                       Institutional Liquidity Trust; President and Trustee,
                       Lehman Brothers Reserve Liquidity Funds; President and
                       Trustee, Lehman Brothers Institutional Liquidity Funds;
                       Portfolio Manager, Lehman Brothers Strategic Income Fund, a series of Lehman Brothers Income Funds; Director, Dale
                       Carnegie and Associates, Inc. since 1998; Director,
                       Solbright, Inc. since 1998.

NAME                   BUSINESS AND OTHER CONNECTIONS
----                   ------------------------------

Benjamin E. Segal      Managing Director, Neuberger Berman, LLC since November
Vice President,        2000, prior thereto, Vice President, Neuberger Berman,
NB Management.         LLC; Portfolio Manager, Neuberger Berman International
                       Fund, Neuberger Berman International Institutional Fund and Neuberger Berman International Large Cap Fund, each a series of Neuberger Berman Equity Funds; Portfolio
                       Manager, International Portfolio, a series of Neuberger
                       Berman Advisers Management Trust.

Michelle B. Stein      Portfolio Manager, Neuberger Berman Dividend Advantage
Vice President,        Fund Inc.
NB Management.

Peter E. Sundman       Executive Vice President, Neuberger Berman Inc. since
President and          1999; Head of Neuberger Berman Inc.'s Mutual Funds
Director,              Business (since 1999) and Institutional Business (1999 to
NB Management.         October 2005); responsible for Managed Accounts Business
                       and intermediary distribution since October 1999;
                       Managing Director, Neuberger Berman since 2005; formerly,
                       Executive Vice President, Neuberger Berman, 1999 to
                       December 2005; Director and Vice President, Neuberger &
                       Berman Agency, Inc. since 2000; Chairman of the Board,
                       Chief Executive Officer and Trustee, Lehman Brothers
                       Income Funds; Chairman of the Board, Chief Executive
                       Officer and Trustee, Neuberger Berman Advisers Management
                       Trust; Chairman of the Board, Chief Executive Officer and
                       Trustee, Neuberger Berman Equity Funds; Chairman of the
                       Board, Chief Executive Officer and Director, Neuberger
                       Berman Intermediate Municipal Fund Inc.; Chairman of the
                       Board, Chief Executive Officer and Director, Neuberger
                       Berman New York Intermediate Municipal Fund Inc.;
                       Chairman of the Board, Chief Executive Officer and
                       Director, Neuberger Berman California Intermediate
                       Municipal Fund Inc.; Chairman of the Board, Chief
                       Executive Officer and Director, Neuberger Berman Income
                       Opportunity Fund Inc.; Chairman of the Board, Chief
                       Executive Officer and Director, Neuberger Berman Real
                       Estate Securities Income Fund Inc.; Chairman of the
                       Board, Chief Executive Officer and Director, Neuberger
                       Berman Dividend Advantage Fund Inc.; Chairman of the
                       Board, Chief Executive Officer and Director, Lehman
                       Brothers First Trust Income Opportunity Fund; Chairman of the Board, Chief Executive Officer and Trustee, Neuberger
                       Berman Institutional Liquidity Series; Chairman of the
                       Board, Chief Executive Officer and Trustee, Lehman
                       Brothers Institutional Liquidity Cash Management Funds;
                       Chairman of the Board, Chief Executive Officer and
                       Trustee, Institutional Liquidity Trust; Chairman of the
                       Board, Chief Executive Officer and Trustee, Lehman
                       Brothers Reserve Liquidity Funds; Chairman of the Board,
                       Chief Executive Officer and Trustee, Lehman Brothers
                       Institutional Liquidity Funds; Trustee, College of
                       Wooster.

Kenneth J. Turek       Portfolio Manager, Balanced Portfolio, Growth Portfolio
Vice President,        and Mid-Cap Growth Portfolio, each a series of Neuberger
NB Management.         Berman Advisers Management Trust; Portfolio Manager,
                       Neuberger Berman Century Fund and Neuberger Berman Mid
                       Cap Growth Fund, each a series of Neuberger Berman Equity
                       Funds.

NAME                   BUSINESS AND OTHER CONNECTIONS
----                   ------------------------------

Judith M. Vale         Managing Director, Neuberger Berman, LLC; Portfolio
Vice President,        Manager, Neuberger Berman Genesis Fund, a series of
NB Management.         Neuberger Berman Equity Funds.

John T. Zielinsky      Portfolio Manager, Neuberger Berman Century Fund, a
Vice President,        series of Neuberger Berman Equity Funds.
NB Management.

      Information as to the directors and officers of Lehman Brothers Asset Management LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Lehman Brothers Asset Management LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61757) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Item 27.    Principal Underwriters.
---------   -----------------------

(a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

            Neuberger Berman Advisers Management Trust
            Neuberger Berman Equity Funds
            Neuberger Berman Institutional Liquidity Series
            Lehman Brothers Institutional Liquidity Cash Management Funds Lehman Brothers Institutional Liquidity Funds
            Lehman Brothers Reserve Liquidity Funds

(b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                        POSITIONS AND OFFICES                      POSITIONS AND OFFICES
NAME                    WITH UNDERWRITER                           WITH REGISTRANT
----                    ----------------                           ---------------
Joseph V. Amato         Director                                   None

Ann H. Benjamin         Vice President                             None

Michael L. Bowyer       Vice President                             None

Claudia A. Brandon      Vice President/Mutual Fund Board           Secretary
                        Relations & Assistant Secretary

Steven R. Brown         Vice President                             None

David H. Burshtan       Vice President                             None

Lori B. Canell          Vice President                             None

Robert Conti            Senior Vice President                      Vice President

Robert B. Corman        Vice President                             None

Robert W. D'Alelio      Vice President                             None

John E. Dugenske        Vice President                             None

Ingrid Dyott            Vice President                             None

Michael F. Fasciano     Vice President                             None

Janet A. Fiorenza       Vice President                             None

William J. Furrer       Vice President                             None

                        POSITIONS AND OFFICES                      POSITIONS AND OFFICES
NAME                    WITH UNDERWRITER                           WITH REGISTRANT
----                    ----------------                           ---------------
Brian J. Gaffney        Senior Vice President                      Vice President

Maxine L. Gerson        Secretary                                  Chief Legal Officer (only for
                                                                   purposes of sections 307 and 406
                                                                   of the Sarbanes - Oxley Act of
                                                                   2002)

Edward S. Grieb         Treasurer and Chief Financial Officer      None

Michael J. Hanratty     Vice President                             None

Milu E. Komer           Vice President                             None

Sajjad S. Ladiwala      Vice President                             None

Richard S. Levine       Vice President                             None

John A. Lovito          Vice President                             None

Kelly M. Landron        Vice President                             None

Arthur Moretti          Vice President                             None

S. Basu Mullick         Vice President                             None

Thomas P. O'Reilly      Vice President                             None

Loraine Olavarria       Assistant Secretary                        None

Elizabeth Reagan        Vice President                             None

Brett S. Reiner         Vice President                             None

Jack L. Rivkin          Chairman and Director                      President and Trustee

Benjamin E. Segal       Vice President                             None

Michelle B. Stein       Vice President                             None

Kenneth J. Turek        Vice President                             None

Peter E. Sundman        President and Director                     Chairman of the Board, Chief
                                                                   Executive Officer and Trustee

Judith M. Vale          Vice President                             None

Chamaine Williams       Chief Compliance Officer                   Chief Compliance Officer

John T. Zielinsky       Vice President                             None

 (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.    Location of Accounts and Records.
-------     ---------------------------------

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

Item 29.    Management Services.
-------     --------------------

Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.    Undertakings.
-------     -------------

None.

                                   SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 65 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 14th day of March 2008.






                                           LEHMAN BROTHERS INCOME FUNDS


                                           By:     /s/ Jack L. Rivkin
                                                   -----------------------------
                                           Name:   Jack L. Rivkin*
                                           Title:  President and Trustee


Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 65 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                         Title                                 Date
---------                                         -----                                 ----
/s/ Peter E. Sundman            Chairman of the Board,                             March 14, 2008
--------------------            Chief Executive Officer and Trustee
Peter E. Sundman*

/s/ Jack L. Rivkin                     President and Trustee                       March 14, 2008
--------------------
Jack L. Rivkin*

/s/ John M. McGovern          Treasurer and Principal Financial and                March 11, 2008
--------------------                   Accounting Officer
John M. McGovern

/s/ John Cannon                             Trustee                                March 14, 2008
--------------------
John Cannon*

/s/ Faith Colish                            Trustee                                March 14, 2008
--------------------
Faith Colish*

/s/ Martha C. Goss                          Trustee                                March 14, 2008
--------------------
Martha C. Goss*

/s/ C. Anne Harvey                          Trustee                                March 14, 2008
--------------------
C. Anne Harvey*

/s/ Robert A. Kavesh                        Trustee                                March 14, 2008
--------------------
Robert A. Kavesh*

Signature                                         Title                                 Date
---------                                         -----                                 ----

/s/ Michael M. Knetter                      Trustee                                March 14, 2008
--------------------
Michael M. Knetter*

/s/ Howard A. Mileaf                        Trustee                                March 14, 2008
--------------------
Howard A. Mileaf*

/s/ George W. Morriss                       Trustee                                March 14, 2008
--------------------
George W. Morriss*

/s/ Edward I. O'Brien                       Trustee                                March 14, 2008
--------------------
Edward I. O'Brien*

/s/ William E. Rulon                        Trustee                                March 14, 2008
--------------------
William E. Rulon*

/s/ Cornelius T. Ryan                       Trustee                                March 14, 2008
--------------------
Cornelius T. Ryan*

/s/ Tom D. Seip                             Trustee                                March 14, 2008
--------------------
Tom D. Seip*

/s/ Candace L. Straight                     Trustee                                March 14, 2008
--------------------
Candace L. Straight*

/s/ Peter P. Trapp                          Trustee                                March 14, 2008
--------------------
Peter P. Trapp*

*Signatures affixed by Lori Schneider on March 14, 2008 pursuant to powers of attorney filed with Post-Effective Amendment No. 51, No. 54 and No. 57 to Registrant's Registration Statement, File Nos. 002-85229 and 811-03802 on December 29, 2006, July 2, 2007 and September 10, 2007, respectively.